[LOGO] FIRST AMERICAN FUNDS(TM)                2002
                                               SEMIANNUAL REPORT





                                    INSURANCE
                                   PORTFOLIOS

                               Corporate Bond
                                Equity Income
                                International
                             Large Cap Growth
                               Mid Cap Growth
                             Small Cap Growth
                                   Technology









"Integrity and firmness is all I can promise; these, be the voyage long or short, never shall forsake me."

     _George Washington

FIRST AMERICAN FUNDS

WE BELIEVE INVESTMENT SUCCESS IS DEVELOPED OVER A LIFETIME. THE APPROACH MUST BE STRATEGIC AND GOAL-ORIENTED. THE PORTFOLIO MUST HAVE DEPTH AND BREADTH. AND THE INDIVIDUAL INVESTMENTS SHOULD DELIVER ABOVE MARKET PERFORMANCE OVER A SUSTAINED PERIOD OF TIME.





TABLE OF CONTENTS

Statements of Assets and Liabilities       2
Statements of Operations                   4
Statements of Changes in Net Assets        6
Financial Highlights                       8
Notes to Financial Statements             12
Schedule of Investments                   17








--------------------------------------------------------------------------------
             NOT FDIC INSURED   NO BANK GUARANTEE    MAY LOSE VALUE
--------------------------------------------------------------------------------

                (This page has been left blank intentionally.)


                                                                              1)

STATEMENTS OF ASSETS AND LIABILITIES June 30, 2002 (Unaudited)

                                                                         CORPORATE BOND     EQUITY INCOME     INTERNATIONAL
                                                                              PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                                        ---------------   ---------------   ---------------
ASSETS:
Investments in securities, at cost                                        $2,546,758       $ 34,427,321      $  2,645,918
Cash denominated in foreign currencies, at cost                                   --                 --             5,487
-----------------------------------------------------------------------   ----------       ------------      ------------
PORTFOLIO COST                                                            $2,546,758       $ 34,427,321      $  2,651,405
=======================================================================   ==========       ============      ============
Investments in securities, at value                                       $2,480,424       $ 32,553,948      $  2,556,698
Cash denominated in foreign currencies, at value                                  --                 --             5,513
Cash                                                                              --                 --           117,096
Dividends and interest receivable                                             46,299             75,308             8,127
Capital shares sold                                                               --             11,219             6,949
Receivable for investment securities sold                                     24,866            202,047            17,799
Receivable from advisor                                                          329                 --               235
Foreign withholding tax reclaim receivable                                        --                 --               988
Prepaid expenses and other assets                                                 --              2,657            20,225
-----------------------------------------------------------------------   ----------       ------------      ------------
TOTAL ASSETS                                                               2,551,918         32,845,179         2,733,630
=======================================================================   ==========       ============      ============
LIABILITIES:
Bank overdraft                                                                   178                460                --
Capital shares redeemed                                                           61                 --               748
Payable for investment securities purchased                                       --                 --            14,059
Payable to affiliates                                                         12,252             17,233             6,657
Payable for distribution and shareholder servicing fees                        3,921             17,282               153
Accrued expenses and other liabilities                                         3,987                 --                --
-----------------------------------------------------------------------   ----------       ------------      ------------
TOTAL LIABILITIES                                                             20,399             34,975            21,617
=======================================================================   ==========       ============      ============
NET ASSETS                                                                $2,531,519       $ 32,810,204      $  2,712,013
=======================================================================   ==========       ============      ============
COMPOSITION OF NET ASSETS:
Portfolio capital                                                         $3,030,112       $ 38,117,788      $  4,510,619
Accumulated net investment income (loss)                                      81,754            339,130             1,864
Accumulated net realized loss on investments                                (514,013)        (3,773,341)       (1,710,807)
Net unrealized depreciation of investments                                   (66,334)        (1,873,373)          (89,220)
Unrealized appreciation (depreciation) of forward foreign
 currency contracts, foreign currency, and translation of
 assets and liabilities denominated in foreign currency                           --                 --              (443)
-----------------------------------------------------------------------   ----------       ------------      ------------
NET ASSETS                                                                $2,531,519       $ 32,810,204      $  2,712,013
=======================================================================   ==========       ============      ============
CLASS IA:
Net assets                                                                $    1,000       $ 20,962,306      $  2,358,024
Shares issued and outstanding (unlimited number of shares authorized)            113          1,983,128           405,911
Net asset value, offering price, and redemption price per share           $     8.86       $      10.57      $       5.80
CLASS IB:
Net assets                                                                $2,530,519       $ 11,847,898      $    353,989
Shares issued and outstanding (unlimited number of shares authorized)        285,980          1,122,821            61,283
Net asset value, offering price, and redemption price per share           $     8.85       $      10.55      $       5.78
=======================================================================   ==========       ============      ============

The accompanying notes are an integral part of the financial statements.

(2      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

       LARGE CAP GROWTH     MID CAP GROWTH     SMALL CAP GROWTH       TECHNOLOGY
              PORTFOLIO          PORTFOLIO            PORTFOLIO        PORTFOLIO
      -----------------   ----------------   ------------------   --------------

        $  2,525,374         $1,176,794          $1,295,682        $  1,326,624
                  --                 --                  --                  --
        ------------         ----------          ----------        ------------
        $  2,525,374         $1,176,794          $1,295,682        $  1,326,624
        ============         ==========          ==========        ============
        $  2,171,660         $1,119,571          $1,284,475        $  1,145,086
                  --                 --                  --                  --
                  --                 --                  --                  --
               1,836                272                 336                 310
              17,304             28,177              31,595               4,952
              85,441             97,039             130,180                  --
               1,598              2,234               2,145               1,465
                  --                 --                  --                  --
              10,170             24,234              21,602              40,340
        ------------         ----------          ----------        ------------
           2,288,009          1,271,527           1,470,333           1,192,153
        ============         ==========          ==========        ============

                 513                734                 843                 474
                  --                218                  --                  65
              74,594            105,335              95,159              17,704
                 443                268                 259                 243
                 103                197                 142                  68
                  --                 --                  --                  --
        ------------         ----------          ----------        ------------
              75,653            106,752              96,403              18,554
        ============         ==========          ==========        ============
        $  2,212,356         $1,164,775          $1,373,930        $  1,173,599
        ============         ==========          ==========        ============

        $  3,896,754         $1,689,830          $1,791,292        $  3,831,629
                (227)            (3,623)             (4,043)             (5,514)
          (1,330,457)          (464,209)           (402,112)         (2,470,978)
            (353,714)           (57,223)            (11,207)           (181,538)


                  --                 --                  --                  --
        ------------         ----------          ----------        ------------
        $  2,212,356         $1,164,775          $1,373,930        $  1,173,599
        ============         ==========          ==========        ============

        $  2,156,299         $  872,131          $1,118,231        $  1,122,082
             485,417            143,412             164,001             603,760
        $       4.44         $     6.08          $     6.82        $       1.86

        $     56,057         $  292,644          $  255,699        $     51,517
              12,670             48,235              37,575              27,804
        $       4.43         $     6.07          $     6.81        $       1.85
        ============         ==========          ==========        ============

              FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      3)

STATEMENTS OF OPERATIONS For the Six Months Ended June 30, 2002 (Unaudited)

                                                        CORPORATE BOND     EQUITY INCOME     INTERNATIONAL
                                                             PORTFOLIO         PORTFOLIO         PORTFOLIO
                                                       ---------------   ---------------   ---------------
INVESTMENT INCOME:
Interest                                                  $  93,756       $     54,272       $      624
Dividends                                                        --            435,048           30,529
Less: Foreign taxes withheld                                     --             (3,738)          (3,763)
------------------------------------------------------    ---------       ------------       ----------
TOTAL INVESTMENT INCOME                                      93,756            485,582           27,390
======================================================    =========       ============       ==========
EXPENSES:
Investment advisory fees                                      9,959            116,288           13,620
Administrator and fund accounting fees                        5,325             42,413            3,092
Distribution and shareholder servicing fees -
 Class IB                                                     3,555             15,758              149
Transfer agent fees and expenses                              2,590             12,278            9,286
Printing                                                      1,767              3,709            2,423
Professional fees                                             1,608              4,158            2,433
Directors' fees                                                 159              1,117              392
Custodian fees                                                  142              1,789              124
Miscellaneous expenses                                          489              4,207              222
------------------------------------------------------    ---------       ------------       ----------
TOTAL EXPENSES                                               25,594            201,717           31,741
======================================================    =========       ============       ==========
Less: Investment advisory fee waiver                         (9,959)           (33,163)         (13,620)
Less: Expense reimbursement                                  (1,332)                --           (1,256)
------------------------------------------------------    ---------       ------------       ----------
TOTAL NET EXPENSES                                           14,303            168,554           16,865
======================================================    =========       ============       ==========
INVESTMENT INCOME (LOSS) - NET                               79,453            317,028           10,525
======================================================    =========       ============       ==========
REALIZED AND UNREALIZED GAINS
(LOSSES) ON INVESTMENTS AND FOREIGN
CURRENCY TRANSACTIONS - NET:
Net realized gain (loss) on investments                       7,284           (270,250)        (130,156)
Net realized gain on forward foreign currency
 contracts and foreign currency transactions                     --                 --            2,103
Net change in unrealized appreciation or depreciation
 of investments                                             (84,291)        (2,987,519)         (10,986)
Net change in unrealized appreciation or depreciation
 of forward foreign currency contracts, foreign
 currency, and translation of other assets and
 liabilities denominated in foreign currency                     --                 --              478
------------------------------------------------------    ---------       ------------       ----------
NET LOSS ON INVESTMENTS AND FOREIGN CURRENCY
 TRANSACTIONS                                               (77,007)        (3,257,769)        (138,561)
======================================================    =========       ============       ==========
NET INCREASE (DECREASE) IN NET ASSETS RESULTING
 FROM OPERATIONS                                          $   2,446       $ (2,940,741)      $ (128,036)
======================================================    =========       ============       ==========

The accompanying notes are an integral part of the financial statements.

(4      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

       LARGE CAP GROWTH     MID CAP GROWTH     SMALL CAP GROWTH       TECHNOLOGY
              PORTFOLIO          PORTFOLIO            PORTFOLIO        PORTFOLIO
      -----------------   ----------------   ------------------   --------------

         $    1,459          $      768          $     993          $      719
              9,063                 938                793                 909
                (11)                 --                 (3)                (39)
         ----------          ----------          ------------       ----------
             10,511               1,706              1,783               1,589
         ==========          ==========          ===========        ==========

              7,693               3,806              4,065               5,072
              2,766               1,413              1,614               1,719

                 87                 165                140                  68
              9,602               9,746              9,614               9,558
              2,327               1,098              1,177               1,432
              2,433               2,433              2,433               2,441
                356                 344                348                 360
                118                  54                 58                  73
                154                  81                 97                 111
         ----------          ----------          -----------        ----------
             25,536              19,140             19,546              20,834
         ==========          ==========          ===========        ==========
             (7,693)             (3,806)            (4,065)             (5,072)
             (7,105)            (10,005)            (9,655)             (8,659)
         ----------          ----------          -----------        ----------
             10,738               5,329              5,826               7,103
         ==========          ==========          ===========        ==========
               (227)             (3,623)            (4,043)             (5,514)
         ==========          ==========          ===========        ==========



           (294,491)           (125,234)          (142,021)           (276,163)

                 --                  --                 --                  --

           (306,602)           (149,327)           (96,814)           (326,951)



                 --                  --                 --                  --
         ----------          ----------          -----------        ----------

           (601,093)           (274,561)          (238,835)           (603,114)
         ==========          ==========          ===========        ==========

         $ (601,320)         $ (278,184)         $(242,878)         $ (608,628)
         ==========          ==========          ===========        ==========

              FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      5)

STATEMENTS OF CHANGES in Net Assets

                                                                            CORPORATE BOND PORTFOLIO
                                                                         ------------------------------
                                                                                 1/1/02          1/1/01
                                                                                     to              to
                                                                                6/30/02        12/31/01
                                                                         -------------- ---------------
                                                                          (unaudited)
OPERATIONS:
Investment income (loss)-net                                               $   79,453    $     199,860
Net realized gain (loss) on investments                                         7,284           (1,669)
Net realized gain (loss) on forward foreign currency contracts and
 foreign currency transactions                                                     --               --
Net change in unrealized appreciation or depreciation of investments          (84,291)          84,138
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other
 assets and liabilities denominated in foreign currency                            --               --
------------------------------------------------------------------------ ------------    -------------
Net increase (decrease) in net assets resulting from operations                 2,446          282,329
------------------------------------------------------------------------ ------------    -------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income-net:
  Class IA                                                                         --               --
  Class IB                                                                         --         (202,918)
Net realized gain on investments:
  Class IA                                                                         --               --
Return of capital:
  Class IA                                                                         --               --
  Class IB                                                                         --               --
------------------------------------------------------------------------ ------------    -------------
Total distributions                                                                --         (202,918)
------------------------------------------------------------------------ ------------    -------------
CAPITAL SHARE TRANSACTIONS:
Class IA (b) (c):
  Proceeds from sales                                                              --            1,000
  Reinvestment of distributions                                                    --               --
  Payments for redemptions                                                         --               --
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                 --               --
------------------------------------------------------------------------ ------------    -------------
Increase (decrease) in net assets from Class IA transactions                       --            1,000
------------------------------------------------------------------------ ------------    -------------
Class IB (d):
  Proceeds from sales                                                         599,853        1,829,688
  Reinvestment of distributions                                                    --          202,918
  Payments for redemptions                                                   (750,971)      (2,750,994)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                 --               --
------------------------------------------------------------------------ ------------    -------------
Increase (decrease) in net assets from Class IB transactions                 (151,118)        (718,388)
------------------------------------------------------------------------ ------------    -------------
Increase (decrease) in net assets from capital share transactions            (151,118)        (717,388)
------------------------------------------------------------------------ ------------    -------------
Total increase (decrease) in net assets                                      (148,672)        (637,977)
NET ASSETS AT BEGINNING OF PERIOD                                           2,680,191        3,318,168
======================================================================== ============    =============
NET ASSETS AT END OF PERIOD                                                $2,531,519    $   2,680,191
======================================================================== ============    =============
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                  $   81,754    $       2,301
======================================================================== ============    =============
SHARE TRANSACTIONS:
Class IA (b) (c):
  Shares issued                                                                    --              113
  Shares issued in lieu of cash distributions                                      --               --
  Shares redeemed                                                                  --               --
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                 --               --
------------------------------------------------------------------------ ------------    -------------
TOTAL CLASS IA TRANSACTIONS                                                        --              113
======================================================================== ============    =============
Class IB (d):
  Shares issued                                                                67,467          203,384
  Shares issued in lieu of cash distributions                                      --           22,708
  Shares redeemed                                                             (83,788)        (308,375)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                 --               --
------------------------------------------------------------------------ ------------    -------------
TOTAL CLASS IB TRANSACTIONS                                                   (16,321)         (82,283)
======================================================================== ============    =============
NET INCREASE (DECREASE) IN CAPITAL SHARES                                     (16,321)         (82,170)
======================================================================== ============    =============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                                                         INTERNATIONAL
                                                                             EQUITY INCOME PORTFOLIO       PORTFOLIO
                                                                         ------------------------------- --------------
                                                                                  1/1/02          1/1/01         1/1/02
                                                                                      to              to             to
                                                                                 6/30/02        12/31/01        6/30/02
                                                                         --------------- --------------- --------------
                                                                           (unaudited)                     (unaudited)
OPERATIONS:
Investment income (loss)-net                                              $    317,028    $     75,614     $   10,525
Net realized gain (loss) on investments                                       (270,250)        412,832       (130,156)
Net realized gain (loss) on forward foreign currency contracts and
 foreign currency transactions                                                      --              --          2,103
Net change in unrealized appreciation or depreciation of investments        (2,987,519)        166,772        (10,986)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other
 assets and liabilities denominated in foreign currency                             --              --            478
------------------------------------------------------------------------ -------------    ------------   ------------
Net increase (decrease) in net assets resulting from operations             (2,940,741)        655,218       (128,036)
------------------------------------------------------------------------ -------------    ------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income-net:
  Class IA                                                                          --         (55,385)            --
  Class IB                                                                          --              --             --
Net realized gain on investments:
  Class IA                                                                          --        (203,684)            --
Return of capital:
  Class IA                                                                          --              --             --
  Class IB                                                                          --              --             --
------------------------------------------------------------------------ -------------    ------------   ------------
Total distributions                                                                 --        (259,069)            --
------------------------------------------------------------------------ -------------    ------------   ------------
CAPITAL SHARE TRANSACTIONS:
Class IA (b) (c):
  Proceeds from sales                                                          167,165         267,394        484,189
  Reinvestment of distributions                                                     --         256,856             --
  Payments for redemptions                                                  (1,380,150)     (2,187,810)      (456,687)
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                  --      18,263,273             --
------------------------------------------------------------------------ -------------    ------------   ------------
Increase (decrease) in net assets from Class IA transactions                (1,212,985)     16,599,713         27,502
------------------------------------------------------------------------ -------------    ------------   ------------
Class IB (d):
  Proceeds from sales                                                          773,206         128,563        390,910
  Reinvestment of distributions                                                     --              --             --
  Payments for redemptions                                                    (620,027)     (1,412,075)       (43,205)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                  --      13,649,779             --
------------------------------------------------------------------------ -------------    ------------   ------------
Increase (decrease) in net assets from Class IB transactions                   153,179      12,366,267        347,705
------------------------------------------------------------------------ -------------    ------------   ------------
Increase (decrease) in net assets from capital share transactions           (1,059,806)     28,965,980        375,207
------------------------------------------------------------------------ -------------    ------------   ------------
Total increase (decrease) in net assets                                     (4,000,547)     29,362,129        247,171
NET ASSETS AT BEGINNING OF PERIOD                                           36,810,751       7,448,622      2,464,842
======================================================================== =============    ============   ============
NET ASSETS AT END OF PERIOD                                               $ 32,810,204    $ 36,810,751     $2,712,013
======================================================================== =============    ============   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                 $    339,130    $     22,102     $    1,864
======================================================================== =============    ============   ============
SHARE TRANSACTIONS:
Class IA (b) (c):
  Shares issued                                                                 14,468          21,439         81,563
  Shares issued in lieu of cash distributions                                       --          23,016             --
  Shares redeemed                                                             (121,715)       (180,163)       (79,818)
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                  --       1,634,353             --
------------------------------------------------------------------------ -------------    ------------   ------------
TOTAL CLASS IA TRANSACTIONS                                                   (107,247)      1,498,645          1,745
======================================================================== =============    ============   ============
Class IB (d):
  Shares issued                                                                 67,709          11,232         66,234
  Shares issued in lieu of cash distributions                                       --              --             --
  Shares redeemed                                                              (54,661)       (123,590)        (7,641)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                  --       1,222,131             --
------------------------------------------------------------------------ -------------    ------------   ------------
TOTAL CLASS IB TRANSACTIONS                                                     13,048       1,109,773         58,593
======================================================================== =============    ============   ============
NET INCREASE (DECREASE) IN CAPITAL SHARES                                      (94,199)      2,608,418         60,338
======================================================================== =============    ============   ============

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                           INTERNATIONAL
                                                                             PORTFOLIO
                                                                         -----------------
                                                                                    1/1/01
                                                                                        to
                                                                                  12/31/01
                                                                         -----------------

OPERATIONS:
Investment income (loss)-net                                               $     32,146
Net realized gain (loss) on investments                                        (983,235)
Net realized gain (loss) on forward foreign currency contracts and
 foreign currency transactions                                                  (20,808)
Net change in unrealized appreciation or depreciation of investments           (138,302)
Net change in unrealized appreciation or depreciation of forward foreign currency contracts, foreign currency, and translation of other
 assets and liabilities denominated in foreign currency                          (9,702)
------------------------------------------------------------------------   ------------
Net increase (decrease) in net assets resulting from operations              (1,119,901)
------------------------------------------------------------------------   ------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
Investment income-net:
  Class IA                                                                      (11,213)
  Class IB                                                                          (31)
Net realized gain on investments:
  Class IA                                                                           --
Return of capital:
  Class IA                                                                       (6,755)
  Class IB                                                                          (45)
------------------------------------------------------------------------   ------------
Total distributions                                                             (18,044)
------------------------------------------------------------------------   ------------
CAPITAL SHARE TRANSACTIONS:
Class IA (b) (c):
  Proceeds from sales                                                         2,255,306
  Reinvestment of distributions                                                  17,968
  Payments for redemptions                                                   (2,082,970)
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                   --
------------------------------------------------------------------------   ------------
Increase (decrease) in net assets from Class IA transactions                    190,304
------------------------------------------------------------------------   ------------
Class IB (d):
  Proceeds from sales                                                            15,966
  Reinvestment of distributions                                                      76
  Payments for redemptions                                                          (12)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                   --
------------------------------------------------------------------------   ------------
Increase (decrease) in net assets from Class IB transactions                     16,030
------------------------------------------------------------------------   ------------
Increase (decrease) in net assets from capital share transactions               206,334
------------------------------------------------------------------------   ------------
Total increase (decrease) in net assets                                        (931,611)
NET ASSETS AT BEGINNING OF PERIOD                                             3,396,453
========================================================================   ============
NET ASSETS AT END OF PERIOD                                                $  2,464,842
========================================================================   ============
ACCUMULATED NET INVESTMENT INCOME (LOSS) AT END OF PERIOD                  $     (8,661)
========================================================================   ============
SHARE TRANSACTIONS:
Class IA (b) (c):
  Shares issued                                                                 323,611
  Shares issued in lieu of cash distributions                                     3,020
  Shares redeemed                                                              (342,115)
  Shares issued in connection with the acquisition of the
    Met Investors Portfolio assets                                                   --
------------------------------------------------------------------------   ------------
TOTAL CLASS IA TRANSACTIONS                                                     (15,484)
========================================================================   ============
Class IB (d):
  Shares issued                                                                   2,679
  Shares issued in lieu of cash distributions                                        13
  Shares redeemed                                                                    (2)
  Shares issued in connection with the acquisition of the
    Ohio National Portfolio assets                                                   --
------------------------------------------------------------------------   --------------
TOTAL CLASS IB TRANSACTIONS                                                       2,690
========================================================================   ==============
NET INCREASE (DECREASE) IN CAPITAL SHARES                                       (12,794)
========================================================================   ==============

(a) Commencement of operations.
(b) Effective May 1, 2001, the existing shares of International, Large Cap Growth, Mid Cap Growth, Small Cap Growth, and Technology Portfolios were renamed Class IA.
(c) Class IA commenced operations on December 17, 2001 for the Corporate Bond Portfolio.
(d) Class IB commenced operations on May 3, 2001 for the Large Cap Growth and Mid Cap Growth Portfolios, September 28, 2001 for the International, Small Cap Growth, and Technology Portfolios, and December 17, 2001 for the Equity Income Portfolio.

The accompanying notes are an integral part of the financial statements.

(6      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

     LARGE CAP GROWTH PORTFOLIO      MID CAP GROWTH PORTFOLIO      SMALL CAP GROWTH PORTFOLIO         TECHNOLOGY PORTFOLIO
   ------------------------------- ----------------------------- ------------------------------ --------------------------------
           1/1/02           1/1/01         1/1/02     1/4/01 (a)         1/1/02      1/4/01 (a)         1/1/02            1/1/01
               to               to             to             to             to              to             to                to
          6/30/02         12/31/01        6/30/02       12/31/01        6/30/02        12/31/01        6/30/02          12/31/01
   -------------- ---------------- -------------- -------------- -------------- --------------- -------------- -----------------
     (unaudited)                     (unaudited)                   (unaudited)                    (unaudited)

     $     (227)     $   2,039       $   (3,623)    $   (2,242)    $   (4,043)    $  (4,117)      $   (5,514)    $    (6,708)
       (294,491)      (968,110)        (125,234)      (338,975)      (142,021)     (260,091)        (276,163)     (1,733,250)

             --             --               --             --             --            --               --              --
       (306,602)       166,171         (149,327)        92,104        (96,814)       85,607         (326,951)        531,798

             --             --               --             --             --            --               --              --
   ------------     -----------    ------------     ----------   ------------     -----------   ------------     -----------
       (601,320)      (799,900)        (278,184)      (249,113)      (242,878)     (178,601)        (608,628)     (1,208,160)
   ------------     -----------    ------------     ----------   ------------     -----------   ------------     -----------
             --         (2,367)              --             --             --            --               --              --
             --             (7)              --             --             --            --               --              --

             --             --               --             --             --            --               --              --

             --             --               --             --             --            --               --              --
             --             --               --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
             --         (2,374)              --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
        612,400      2,349,212          180,672      1,355,774        307,070     1,253,010          200,564       1,781,907
             --          2,367               --             --             --            --               --              --
       (157,458)      (846,513)        (153,965)       (35,922)       (11,494)      (34,406)         (98,941)       (417,848)

             --             --               --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
        454,942      1,505,066           26,707      1,319,852        295,576     1,218,604          101,623       1,364,059
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------

        474,054         36,486          356,601        101,416        257,606        34,154          111,408           3,293
             --              7               --             --             --            --               --              --
       (438,491)       (15,986)         (80,561)       (31,943)       (10,528)           (3)         (36,551)            (11)

             --             --               --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
         35,563         20,507          276,040         69,473        247,078        34,151           74,857           3,282
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
        490,505      1,525,573          302,747      1,389,325        542,654     1,252,755          176,480       1,367,341
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
       (110,815)       723,299           24,563      1,140,212        299,776     1,074,154         (432,148)        159,181
      2,323,171      1,599,872        1,140,212             --      1,074,154            --        1,605,747       1,446,566
   ============     ============   ============     ==========   ============    ============   ============     ===========
     $2,212,356     $2,323,171       $1,164,775     $1,140,212     $1,373,930    $1,074,154      $1,173,599     $ 1,605,747
   ============     ============   ============     ==========   ============    ============   ============     ===========
     $     (227)    $       --       $   (3,623)    $       --     $   (4,043)   $       --       $   (5,514)    $        --
   ============     ============   ============     ==========   ============    ============   ============     ===========
        115,898        355,423           26,383        142,380         41,039       128,421           70,705         473,881
             --            416               --             --             --            --               --              --
        (31,374)      (148,130)         (21,052)        (4,299)        (1,506)       (3,953)         (39,900)       (150,912)

             --             --               --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -----------
         84,524        207,709            5,331        138,081         39,533       124,468           30,805         322,969
   ============     ============   ============     ==========   ============    ============   ============     ===========
         95,829          6,428           51,169         12,927         34,783         4,138           41,834           1,216
             --              1               --             --             --            --               --              --
        (86,996)        (2,592)         (11,830)        (4,031)        (1,346)           --          (15,242)             (4)

             --             --               --             --             --            --               --              --
   ------------     ------------   ------------     ----------   ------------    ------------   ------------     -------------
          8,833          3,837           39,339          8,896         33,437         4,138           26,592           1,212
   ============     ============   ============     ==========   ============    ============   ============     =============
         93,357        211,546           44,670        146,977         72,970       128,606           57,397         324,181
   ============     ============   ============     ==========   ============    ============   ============     =============

              FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      7)

FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Periods Ended December 31, Unless Otherwise Indicated.

                                                                   CORPORATE BOND PORTFOLIO (j)
                                                              --------------------------------------
                                                                      CLASS IA            CLASS IB
                                                              ------------------------- ------------
                                                                2002 (c)     2001 (e)    2002 (c)
-------------------------------------------------------------  ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                           $    8.86    $    8.83    $    8.86
=============================================================  =========    =========    =========
INVESTMENT OPERATIONS:
Net investment income (loss)                                        0.26         0.01         0.28
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                     (0.26)        0.02        (0.29)
-------------------------------------------------------------  ----------   ---------    ---------
Total from investment operations                                       --        0.03        (0.01)
-------------------------------------------------------------  ----------   ---------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                                   --           --          --
Distributions from net realized gains                                  --           --          --
Return of capital                                                      --           --          --
-------------------------------------------------------------  ----------   ----------   ---------
Total distributions                                                    --           --          --
-------------------------------------------------------------  ----------   ----------   ---------
NET ASSET VALUE, END OF PERIOD                                 $     8.86   $     8.86   $    8.85
=============================================================  ==========   ==========   =========
Total return                                                         0.00%        0.34%      (0.11)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                $        1   $        1   $   2,531
Ratio of expenses to average net assets                              0.75%        1.20%       1.00%
Ratio of net investment income (loss) to average net assets          5.83%        2.86%       5.59%
Ratio of expenses to average net assets, excluding waivers
 and reimbursements (h)                                              1.49%        1.76%       1.79%
Ratio of net investment income (loss) to average net assets,
 excluding waivers and reimbursements (h)                            5.09%        2.30%       4.80%
Portfolio turnover rate                                                78%          47%         78%
=============================================================  ==========   ==========   =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                             CORPORATE BOND PORTFOLIO (j)
                                                               --------------------------------------------------------
                                                                                       CLASS IB
                                                               --------------------------------------------------------
                                                                 2001       2000        1999        1998       1997 (f)
-------------------------------------------------------------  -------    -------     --------    --------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                           $  8.63    $  8.29     $   9.34    $  10.16    $   10.00
=============================================================  =======    =======     ========    ========    =========
INVESTMENT OPERATIONS:
Net investment income (loss)                                      0.49       0.59         0.65        0.68         0.71
Net realized and unrealized gain (loss) on investments and
 foreign currency transactions                                    0.22       0.34        (1.07)      (0.82)        0.13
-------------------------------------------------------------  -------    -------     --------    --------    ---------
Total from investment operations                                  0.71       0.93        (0.42)      (0.14)        0.84
-------------------------------------------------------------  -------    -------     --------    --------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                             (0.48)     (0.59)       (0.63)      (0.68)       (0.67)
Distributions from net realized gains                               --         --           --          --        (0.01)
Return of capital                                                   --         --           --          --           --
-------------------------------------------------------------  -------    -------     --------    --------    ---------
Total distributions                                              (0.48)     (0.59)       (0.63)      (0.68)       (0.68)
-------------------------------------------------------------  -------    -------     --------    --------    ---------
NET ASSET VALUE, END OF PERIOD                                 $  8.86    $  8.63     $   8.29    $   9.34    $   10.16
=============================================================  =======    =======     ========    ========    =========
Total return                                                      8.25%     11.90%       (4.81)%     (1.42)%       8.74%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                                $ 2,679    $ 3,318     $  3,095    $  4,020    $   3,250
Ratio of expenses to average net assets                           1.35%      1.47%        1.27%       1.18%        1.30%
Ratio of net investment income (loss) to average net assets       5.22%      6.98%        7.23%       7.12%        7.04%
Ratio of expenses to average net assets, excluding waivers
 and reimbursements (h)                                           1.37%      1.47%        1.27%       1.18%        1.30%
Ratio of net investment income (loss) to average net assets,
 excluding waivers and reimbursements (h)                         5.20%      6.98%        7.23%       7.12%        7.04%
Portfolio turnover rate                                             47%        28%          53%        104%         102%
=============================================================  =======    =======     ========    ========    =========

(a) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(b) Effective May 1, 2001, the existing shares were renamed Class IA.
(c) For the six months ended June 30, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.
(d) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(e) Class of shares has been offered since December 17, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(f) Portfolio commenced operations on January 3, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(g) Portfolio commenced operations on July 1, 1997. All ratios for the period have been annualized, except total return and portfolio turnover.
(h) During the period certain fees were voluntarily reimbursed or waived. If such voluntary reimbursements and fee waivers had not occurred, the ratios would have been as indicated.
(i) Includes distributions in excess of net realized gains of $0.04 per share.
(j) The financial highlights for the Corporate Bond Portfolio as set forth herein, include the historical financial highlights of the Ohio National Strategic Income Portfolio. The assets of the Ohio National Portfolio were acquired by the First American Corporate Bond Portfolio on December 17, 2001. In connection with such acquisition, shares of the Ohio National Strategic Income Portfolio were exchanged for Class IB shares of the First American Corporate Bond Portfolio. Ohio National Strategic Income Portfolio is the accounting survivor.
(k) The financial highlights for the Equity Income Portfolio as set forth herein include the historical financial highlights of the Met Investors Series Trust - Firstar Equity Income Portfolio. The assets of the Met Investors Portfolio were acquired by the First American Equity Income Portfolio on December 17, 2001. In connection with such acquisition, Class A shares of the Met Investors Series Trust - Firstar Equity Income Portfolio were exchanged for Class IA shares of the First American Equity Income Portfolio. Met Investors Series Trust - Firstar Equity Income Portfolio is the accounting survivor.

The accompanying notes are an integral part of the financial statements.

(8      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

                                       EQUITY INCOME PORTFOLIO (k)
--------------------------------------------------------------------------------------------------------
                                    CLASS IA                                             CLASS IB
-------------------------------------------------------------------------------- -----------------------
  2002 (c)       2001          2000            1999        1998       1997 (g)     2002 (c)     2001 (e)
 ---------     -------      ----------       --------    --------    ---------    ---------    ---------
 $   11.50     $ 12.59      $    11.17       $ 11.63     $ 11.05     $   10.00    $   11.50    $   11.25
 =========     =======      ==========       ========    ========    =========    =========    =========
      0.11        0.13            0.19          0.19        0.17          0.07         0.09         0.01
     (1.04)      (0.63)           1.45          0.11        0.86          1.19        (1.04)        0.24
 ---------     -------      ----------       --------    --------    ---------    ---------    ---------
     (0.93)      (0.50)           1.64          0.30        1.03          1.26        (0.95)        0.25
 ---------     -------      ----------       --------    --------    ---------    ---------    ---------
        --       (0.12)          (0.18)        (0.19)      (0.17)        (0.07)          --           --
        --       (0.47)          (0.04) (i)    (0.57)      (0.28)        (0.14)          --           --
        --          --              --            --          --            --           --           --
 ---------     -------      ----------       --------    --------    ---------    ---------    ---------
        --       (0.59)          (0.22)        (0.76)      (0.45)        (0.21)          --           --
 ---------     -------      ----------       --------    --------    ---------    ---------    ---------
 $   10.57     $ 11.50      $    12.59       $ 11.17     $ 11.63     $   11.05    $   10.55    $   11.50
 =========     =======      ==========       ========    ========    =========    =========    =========
     (8.09)%     (3.80)%         14.64%         2.51%       9.35%        12.69%       (8.26)%       2.22%
 $  20,962     $24,049      $    7,449       $ 6,971    $  4,695     $   1,683    $  11,848    $  12,761
      0.85%       1.10%           1.10%         1.10%       1.10%         1.10%        1.10%        1.25%
      1.86%       1.02%           1.53%         1.85%       1.79%         1.65%        1.61%        1.26%
      1.04%       2.08%           2.15%         2.23%       2.69%         3.58%        1.29%        1.26%
      1.67%       0.04%           0.48%         0.72%       0.20%        (0.83)%       1.42%        1.25%
        28%         73%             32%           59%         79%           18%          28%          73%
 =========     =======      ==========       ========    ========    =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]


                     INTERNATIONAL PORTFOLIO
-----------------------------------------------------------------
             CLASS IA (b)                       CLASS IB
--------------------------------------- -------------------------
  2002 (c)        2001       2000 (a)     2002 (c)      2001 (d)
 ---------     ---------    ---------    ---------    ---------
 $    6.06     $    8.09    $   10.00    $    6.06    $    5.78
 =========     =========    =========    =========    =========
      0.02          0.08           --         0.04         0.02
     (0.28)        (2.06)       (1.91)       (0.32)        0.30
 ---------     ---------    ---------    ---------    ---------
     (0.26)        (1.98)       (1.91)       (0.28)        0.32
 ---------     ---------    ---------    ---------    ---------
        --         (0.03)          --           --        (0.02)
        --            --           --           --           --
        --         (0.02)          --           --        (0.02)
 ---------     ---------    ---------    ---------    ---------
        --         (0.05)          --           --        (0.04)
 ---------     ---------    ---------    ---------    ---------
 $    5.80     $    6.06    $    8.09    $    5.78    $    6.06
 =========     =========    =========    =========    =========
     (4.29)%      (24.52)%     (19.10)%      (4.62)%       5.61%
 $   2,358     $   2,449    $   3,396    $     354    $      16
      1.35%         1.35%        1.35%        1.60%        1.60%
      0.81%         0.81%       (0.07)%       1.70%        0.87%
      2.55%         3.23%        5.23%        2.83%        2.33%
     (0.39)%       (1.07)%      (3.95)%       0.47%        0.14%
        34%          183%          64%          34%         183%
 =========     =========    =========    =========    =========

              FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      9)

FINANCIAL HIGHLIGHTS For a Share Outstanding Throughout the Periods Ended December 31, Unless Otherwise Indicated.

                                                                            LARGE CAP GROWTH PORTFOLIO
                                                         -----------------------------------------------------------------
                                                                      CLASS IA (a)                       CLASS IB
                                                         --------------------------------------- -------------------------
                                                           2002 (g)        2001       2000 (b)     2002 (g)     2001 (d)
--------------------------------------------------------  ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    5.74     $    8.28    $   10.00    $    5.74    $    7.07
========================================================  =========     =========    =========    =========    =========
INVESTMENT OPERATIONS:
Net investment income (loss)                                     --          0.01           --        (0.01)          --
Net realized and unrealized gain (loss) on investments        (1.30)        (2.54)       (1.72)       (1.30)       (1.33)
--------------------------------------------------------  ---------     ---------    ---------    ---------    ---------
Total from investment operations                              (1.30)        (2.53)       (1.72)       (1.31)       (1.33)
--------------------------------------------------------  ---------     ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --         (0.01)          --           --           --
Distributions from net realized gains                            --            --           --           --           --
--------------------------------------------------------  ---------     ---------    ---------    ---------    ---------
Total distributions                                              --         (0.01)          --           --           --
--------------------------------------------------------  ---------     ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $    4.44     $    5.74    $    8.28    $    4.43    $    5.74
========================================================  =========     =========    =========    =========    =========
Total return                                                 (22.65)%      (30.60)%     (17.20)%     (22.82)%     (18.79)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $   2,156     $   2,301    $   1,600    $      56    $      22
Ratio of expenses to average net assets                        0.90%         0.87%        0.80%        1.15%        1.15%
Ratio of net investment income (loss) to average net
 assets                                                       (0.01)%        0.09%       (0.07)%      (0.23)%      (0.20)%
Ratio of expenses to average net assets, excluding
 waivers and reimbursements (f)                                2.15%         3.59%        9.26%        2.38%        2.79%
Ratio of net investment income (loss) to average net
 assets, excluding waivers and reimbursements (f)             (1.26)%       (2.63)%      (8.53)%      (1.46)%      (1.84)%
Portfolio turnover rate                                          33%          104%          30%          33%         104%
========================================================  =========     =========    =========    =========    =========

[WIDE TABLE CONTINUED FROM ABOVE]

                                                                      MID CAP GROWTH PORTFOLIO
                                                         ---------------------------------------------------
                                                               CLASS IA (a)                CLASS IB
                                                         ------------------------- -------------------------
                                                           2002 (g)     2001 (c)     2002 (g)     2001 (d)
--------------------------------------------------------  ---------    ---------    ---------    ---------
NET ASSET VALUE, BEGINNING OF PERIOD                      $    7.76    $   10.00    $    7.75    $    9.23
========================================================  =========    =========    =========    =========
INVESTMENT OPERATIONS:
Net investment income (loss)                                  (0.02)       (0.02)       (0.03)       (0.01)
Net realized and unrealized gain (loss) on investments        (1.66)       (2.22)       (1.65)       (1.47)
--------------------------------------------------------  ---------    ---------    ---------    ---------
Total from investment operations                              (1.68)       (2.24)       (1.68)       (1.48)
--------------------------------------------------------  ---------    ---------    ---------    ---------
LESS DISTRIBUTIONS:
Dividends from net investment income                             --           --           --           --
Distributions from net realized gains                            --           --           --           --
--------------------------------------------------------  ---------    ---------    ---------    ---------
Total distributions                                              --           --           --           --
--------------------------------------------------------  ---------    ---------    ---------    ---------
NET ASSET VALUE, END OF PERIOD                            $    6.08    $    7.76    $    6.07    $    7.75
========================================================  =========    =========    =========    =========
Total return                                                 (21.65)%     (22.40)%     (21.68)%     (16.03)%

RATIOS/SUPPLEMENTAL DATA:
Net assets, end of period (000)                           $     872    $   1,071    $     293    $      69
Ratio of expenses to average net assets                        0.95%        0.90%        1.20%        1.15%
Ratio of net investment income (loss) to average net
 assets                                                       (0.64)%      (0.22)%      (0.83)%      (0.63)%
Ratio of expenses to average net assets, excluding
 waivers and reimbursements (f)                                3.49%        7.25%        3.82%        5.90%
Ratio of net investment income (loss) to average net
 assets, excluding waivers and reimbursements (f)             (3.18)%      (6.57)%      (3.45)%      (5.38)%
Portfolio turnover rate                                         138%         280%         138%         280%
========================================================  =========    =========    =========    =========

(a) Effective May 1, 2001, the existing shares were renamed Class IA.
(b) Portfolio commenced operations on April 28, 2000. All ratios for the period have been annualized, except total return and portfolio turnover.
(c) Portfolio commenced operations on January 4, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(d) Class of shares has been offered since May 3, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(e) Class of shares has been offered since September 28, 2001. All ratios for the period have been annualized, except total return and portfolio turnover.
(f) During the period certain fees were voluntarily reimbursed or waived. If such voluntary reimbursements and fee waivers had not occurred, the ratios would have been as indicated.
(g) For the six months ended June 30, 2002 (unaudited). All ratios for the period have been annualized, except total return and portfolio turnover.

The accompanying notes are an integral part of the financial statements.

(10      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

               SMALL CAP GROWTH PORTFOLIO                                           TECHNOLOGY PORTFOLIO
-------------------------------------------------------  ---------------------------------------------------------------------
       CLASS IA (a)                  CLASS IB                         CLASS IA (a)                          CLASS IB
--------------------------  --------------------------  -----------------------------------------  ---------------------------
  2002 (g)      2001 (c)       2002 (g)      2001 (e)       2002 (g)        2001         2000 (b)       2002 (g)      2001 (e)
 ---------     ---------      ---------     ---------      ---------      --------      ---------      ---------     ---------
  $   8.35      $  10.00       $   8.35      $   7.05       $   2.80      $   5.79       $  10.00       $   2.80      $   1.94
 =========     =========      =========     =========      =========      ========      =========      =========     =========

     (0.02)        (0.03)         (0.01)           --          (0.01)        (0.01)         (0.01)         (0.01)        (0.01)
     (1.51)        (1.62)         (1.53)         1.30          (0.93)        (2.98)         (4.20)         (0.94)         0.87
 ---------     ---------      ---------     ---------      ---------      --------      ---------      ---------     ---------
     (1.53)        (1.65)         (1.54)         1.30          (0.94)        (2.99)         (4.21)         (0.95)         0.86
 ---------     ---------      ---------     ---------      ---------      --------      ---------      ---------     ---------

        --            --             --            --             --            --             --             --            --
        --            --             --            --             --            --             --             --            --
 ---------     ---------      ---------     ---------      ---------      --------      ---------      ---------     ---------
        --            --             --            --             --            --             --             --            --
 ---------     ---------      ---------     ---------      ---------      --------      ---------      ---------     ---------
  $   6.82      $   8.35       $   6.81      $   8.35       $   1.86      $   2.80       $   5.79       $   1.85      $   2.80
 =========     =========      =========     =========      =========      ========      =========      =========     =========


    (18.32)%      (16.50)%       (18.44)%       18.44%        (33.57)%      (51.64)%       (42.10)%       (33.93)%       44.33%
  $  1,118      $  1,040       $    256      $     35       $  1,122      $  1,602       $  1,447       $     52      $      3
      0.98%         0.90%          1.23%         1.15%          0.98%         0.90%          0.90%          1.23%         1.15%

     (0.67)%       (0.42)%        (0.90)%       (0.90)%        (0.75)%       (0.39)%        (0.18)%        (0.99)%       (1.01)%

      3.33%         7.29%          3.64%         3.77%          2.88%         4.60%          8.88%          3.16%         2.74%

     (3.02)%       (6.81)%        (3.31)%       (3.52)%        (2.65)%       (4.09)%        (8.16)%        (2.92)%       (2.60)%
       146%          283%           146%          283%           175%          377%           149%           175%          377%
 =========     =========      =========     =========      =========      ========      =========      =========     =========

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      11)

NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)


1 > ORGANIZATION

     First American Insurance Portfolios, Inc. ("FAIP") is registered with the Securities and Exchange Commission as a registered investment company under the Investment Company Act of 1940, as amended (the "1940 Act"). FAIP was incorporated in the State of Minnesota on August 27, 1999. FAIP is organized as a series investment company and currently issues its shares in seven series (each a "Portfolio" and collectively, the "Portfolios"). Each series represents a separate investment portfolio with its own investment objectives and policies. The Corporate Bond Portfolio, Equity Income Portfolio, International Portfolio, Large Cap Growth Portfolio, Mid Cap Growth Portfolio, and Small Cap Growth Portfolio are each diversified open-end management investment companies. The Technology Portfolio is a non-diversified open-end management investment company. Non-diversified portfolios may invest a large component of their net assets in investments of relatively few issuers and relatively narrow market segments.

     FAIP offers Class IA and IB shares. Class IA and Class IB shares are identical in all respects, except that Class IB shares are subject to a 0.25% shareholder servicing and distribution fee charged pursuant to a Rule 12b-1 plan, which has been adopted in accordance with Rule 12b-1 of the 1940 Act. All classes of shares in a Portfolio have identical voting, dividend, liquidation, and other rights, and the same terms and conditions, except that the level of distribution fees charged may differ among classes and each class has exclusive voting rights on any matters relating to that class' distribution arrangement.

     Shares of the Portfolios are only made available through separate investment accounts of participating insurance companies as an underlying investment for variable annuity contracts or variable life insurance policies. The Portfolios' prospectuses provide additional descriptions of each Portfolio's investment objectives, policies, and strategies.


2 > SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

     The significant accounting policies followed by the Portfolios are as follows:

     SECURITY VALUATION - Security valuations for FAIP portfolio investments are furnished by independent pricing services that have been approved by the board of directors. Investments in equity securities that are traded on a national securities exchange (or reported on the NASDAQ national market system) are stated at the last quoted sales price if readily available for such securities on each business day. Other equity securities traded in the over-the-counter market and listed equity securities for which no sale was reported on that date are stated at the last quoted bid price. Debt obligations exceeding sixty days to maturity are valued by an independent pricing service. The pricing service may employ methodologies that utilize actual market transactions, broker-dealer supplied valuations, or other formula-driven valuation techniques. These techniques generally consider such factors as yields or prices of bonds of comparable quality, type of issue, coupon, maturity, ratings, and general market conditions. Securities for which prices are not available from an independent pricing service but where an active market exists are valued using market quotations obtained from one or more dealers that make markets in the securities or from a widely-used quotation system. When market quotations are not readily available, securities are valued at fair value as determined in good faith by procedures established and approved by the board of directors. Debt obligations with sixty days or less remaining until maturity may be valued at their amortized cost which approximates market value. Foreign securities are valued at the closing prices on the principal exchanges on which they trade. The prices for foreign securities are reported in local currency and converted to U.S. dollars using currency exchange rates. Exchange rates are provided daily by recognized independent pricing agents. Investments in open-end mutual funds are valued at the respective net asset value of each underlying fund, determined at the close of the New York Stock Exchange (generally 3:00 p.m. central time) on the valuation date.

     SECURITY TRANSACTIONS AND INVESTMENT INCOME - The Portfolios record security transactions on the trade date of the security purchase or sale. Dividend income is recorded on the ex-dividend date. Interest income, including amortization of bond premium and discount, is recorded on an accrual basis. Security gains and losses are determined on the basis of identified cost, which is the same basis used for federal income tax purposes.

     DISTRIBUTIONS TO SHAREHOLDERS - Dividends from net investment income and distributions from net realized capital gains, if any, are declared and distributed to shareholders at least annually.

     EXPENSES - Expenses that are directly related to one of the Portfolios are charged directly to that Portfolio. Other operating expenses are allocated to the Portfolios on the basis of relative average net assets or some other appropriate basis. Class-specific expenses, such as 12b-1 fees, are borne by that class. Income, other expenses, and realized and


(12      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)


     unrealized gains and losses of a Portfolio are allocated to each respective class in proportion to the relative net assets of each class.

     FEDERAL TAXES - Each Portfolio is treated as a separate taxable entity. Each Portfolio intends to fulfill the requirements of Subchapter M and to comply with the requirements of the Internal Revenue Code that are applicable to regulated investment companies and to distribute all taxable income, if any, to its shareholders. Accordingly, no provision for federal income taxes is required. Dividends and distributions to shareholders are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States.

     Net investment income, net realized gains (losses), and the basis of investments in securities may differ for financial statement and tax purposes because of temporary or permanent book/tax differences. These differences are primarily due to post-October losses, losses deferred due to wash sales, foreign currency gains (losses), and the "mark-to-market" of certain Passive Foreign Investment Companies (PFICs) for tax purposes. To the extent these differences are permanent, adjustments are made to the appropriate equity accounts in the period that the difference arises.

     At December 31, 2001, the following Portfolios had capital loss carryforwards available to offset future capital gains, if any, that expire as shown:

                                                  EXPIRATION
                                       AMOUNT           DATE
     -------------------------------------------------------
     Corporate Bond Portfolio      $ 520,355       2006-2008
     Equity Income Portfolio        3,431,562           2008
     International Portfolio          705,106      2008-2009
     Large Cap Growth Portfolio       293,671      2008-2009
     Mid Cap Growth Portfolio         152,682           2009
     Small Cap Growth Portfolio        81,461           2009
     -------------------------------------------------------

     The Portfolios incurred losses for tax purposes from November 1, 2001 to December 31, 2001. As permitted by tax regulations, the Portfolios intend to elect to defer these post-October losses and treat these losses as arising in the fiscal year ending December 31, 2002. The following Portfolios had deferred losses:

                                     AMOUNT
     --------------------------------------
     Corporate Bond Portfolio      $    943
     International Portfolio        846,567
     Large Cap Growth Portfolio     667,417
     Mid Cap Growth Portfolio       166,021
     Small Cap Growth Portfolio     169,310
     Technology Portfolio           932,906
     --------------------------------------

     Because shares of the Portfolios may be purchased only through insurance company separate accounts for variable annuity contracts and variable life insurance policies, dividends paid by the Portfolios from net investment income and distributions, if any, of net realized capital gains will be taxable to the participating insurance company.

     FOREIGN CURRENCY TRANSLATION - The books and records of the International Portfolio are maintained in U.S. dollars on the following bases.

     o Market value of investment securities, assets, and liabilities at the current rate of exchange; and

     o Purchases and sales of investment securities, income, and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

     The International Portfolio does not isolate the portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to change in market prices of equity securities.

     The International Portfolio reports certain foreign currency related transactions as components of realized gains for financial reporting purposes, whereas such components are treated as ordinary income for federal income tax purposes.

     FORWARD FOREIGN CURRENCY CONTRACTS - The International Portfolio may enter into forward foreign currency contracts as hedges against either specific transactions or fund positions. The aggregate principal amount of the contracts is not recorded as the International Portfolio intends to settle the contracts prior to delivery. All commitments are "marked-to-market" daily at the applicable foreign exchange rate, and any resulting unrealized gains or losses are recorded currently. The International Portfolio realizes gains or losses at the time the forward contracts are extinguished. Unrealized gains or losses on outstanding positions in forward foreign currency contracts held at the close of the year are recognized as ordinary income or loss for federal income tax purposes.

     The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. Although forward foreign currency contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit a potential gain that might result should the value of the currency increase. These contracts involve market risk in excess of the amount reflected in the Portfolio's statement of assets and liabilities. The face or contract amount in U.S. dollars

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      13)

NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)


     reflects the total exposure the portfolio has in that particular currency contract. In addition, there could be exposure to risks (limited to the amount of unrealized gains) if the counterparties to the contracts are unable to meet the terms of their contracts. There were no outstanding forward foreign currency contracts at June 30, 2002.

     USE OF ESTIMATES IN PREPARATION OF FINANCIAL
     STATEMENTS - The preparation of financial statements, in conformity with accounting principles generally accepted in the United States, requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported results of operations during the reporting period. Actual results could differ from those estimates.

     SECURITIES LENDING - In order to generate additional income, a Portfolio may lend securities representing up to one-third of the value of its total assets (which includes collateral for securities on loan) to broker-dealers, banks, or other institutional borrowers of securities. Each Portfolio's policy is to maintain collateral in the form of cash, U.S. Government securities, or other high-grade debt obligations equal to at least 100% of the value of securities loaned. The collateral is then "marked-to-market" daily until the securities are returned. As with other extensions of credit, there may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the security fail financially.

     U.S. Bancorp Asset Management, Inc. (USBAM), acts as the securities lending agent in transactions involving the lending of portfolio securities on behalf of the Portfolios. As of June 30, 2002, the Portfolios had no securities on loan.


3 > FEES AND EXPENSES

     ADVISOR FEES - Pursuant to an investment advisory agreement (the "Agreement"), USBAM manages each Portfolio's assets and furnishes related office facilities, equipment, research, and personnel. The Agreement requires each Portfolio to pay USBAM a monthly fee based upon average daily net assets.

     The fee for each Portfolio is equal to an annual rate as presented below applied to the Portfolio's average daily net assets. The annual fee for each Portfolio is as follows:

                                  ADVISORY FEE
     -----------------------------------------
     Corporate Bond Portfolio            0.70%
     Equity Income Portfolio             0.65%
     International Portfolio             1.10%
     Large Cap Growth Portfolio          0.65%
     Mid Cap Growth Portfolio            0.70%
     Small Cap Growth Portfolio          0.70%
     Technology Portfolio                0.70%
     -----------------------------------------

     USBAM may, at its option, waive any or all of its fees, or reimburse expenses, with respect to any Portfolio from time-to-time. Any such waiver or reimbursement is voluntary and may be discontinued at any time. USBAM also may absorb or reimburse expenses of the Portfolios from time-to-time, at its discretion, while retaining the ability to be reimbursed by the Portfolios for such amounts prior to the end of the fiscal year.

     USBAM and other service providers, listed below, may also agree to contractual fee waivers and expense reimbursements with FAIP, for a mutually agreed upon term which will be set forth in the Portfolios' then current prospectus(es). Any such contractual fee waiver or expense reimbursement will not be discontinued until the end of the agreed upon term, unless FAIP otherwise consents to an earlier termination date.

     SUB-ADVISOR FEES - Clay Finlay, Inc. ("Clay Finlay") serves as the sub-advisor to the International Portfolio pursuant to a Sub-Advisory Agreement with USBAM. For its services under the Sub-Advisory Agreement with USBAM, Clay Finlay is paid a monthly fee by USBAM calculated on an annual basis equal to 0.25% of the first $500 million of the Portfolio's average daily net assets and 0.10% of the Portfolio's average daily net assets in excess of $500 million.

     ADMINISTRATION FEES - USBAM and U.S. Bancorp Fund Services, LLC, formerly known as Firstar Mutual Fund Services, LLC ("USBFS"), (the "Administrators") serve as co-administrators pursuant to a Co-Administration Agreement between the Administrators and FAIP. USBAM is a subsidiary of U.S. Bank National Association ("U.S. Bank") and USBFS is a subsidiary of U.S. Bancorp. Under the Co-Administration Agreement, the Administrators are compensated to provide or compensate other entities to provide services to the Portfolios. These services include various legal, oversight and administrative services; accounting services; transfer agency and dividend disbursing services; and shareholder services. The Portfolios pay the

(14      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)


     Administrators at an annual rate, calculated daily and paid monthly based on the average daily net assets of all open-end mutual funds in the First American Family of Funds, equal to each Portfolio's pro rata share of an amount equal to 0.25% of the aggregate average daily net assets up to $8 billion, 0.235% of the next $17 billion of aggregate average daily assets, 0.22% of the next $25 billion of aggregate average daily net assets, and 0.20% of the aggregate average daily net assets of all open-end mutual funds in the First American Family of Funds in excess of $50 billion. Each Portfolio is subject to a $25,000 minimum charge per year. In addition, the Portfolios pay annual fees of $18,500 per class for transfer agent services.

     CUSTODIAN FEES - U.S. Bank serves as the Portfolios' custodian pursuant to a custodian agreement with FAIP. The fee for each Portfolio is equal to an annual rate of 0.01% of average daily net assets. All fees are computed daily and paid monthly.

     DISTRIBUTION AND SHAREHOLDER SERVICING FEES - Quasar Distributors, LLC ("Quasar"), a subsidiary of U.S. Bancorp, serves as distributor of the Portfolios pursuant to a distribution agreement with FAIP. Under the Portfolios' distribution plan, each of the Portfolios pays Quasar a monthly distribution and/or shareholder servicing fee equal to an annual rate of 0.25% of the average daily net assets of the Portfolio's Class IB shares. Distribution fees may be used by Quasar to provide compensation for sales support and distribution activities. No distribution fees are paid by Class IA shares.

     OTHER FEES - In addition to the investment advisory fees, custodian fees, distribution fees, fund accounting fees, administrator fees, and transfer agent fees, each Portfolio is responsible for paying most other operating expenses including fees and expenses of outside directors; printing of shareholder reports; legal, auditing, and insurance; and other miscellaneous expenses.

     For the six months ended June 30, 2002, legal fees and expenses were paid to a law firm of which the Secretary and two Assistant Secretaries of the Portfolios are partners.


4 > INVESTMENT SECURITY TRANSACTIONS

     During the six months ended June 30, 2002, purchases of securities and proceeds from sales of securities, other than temporary investments in short-term securities, were as follows:

                                        U.S. GOVERNMENT               OTHER INVESTMENT
                                          SECURITIES                     SECURITIES
     ----------------------------------------------------------------------------------------
                                   PURCHASES        SALES         PURCHASES         SALES
                                  -----------------------------------------------------------
     Corporate Bond Portfolio     $   275,411     $ 1,030,977     $ 2,061,049     $ 1,066,227
     Equity Income Portfolio               --              --      10,843,789       9,679,644
     International Portfolio               --              --       1,208,103         809,541
     Large Cap Growth Portfolio            --              --       1,185,412         716,690
     Mid Cap Growth Portfolio              --              --       1,759,938       1,432,191
     Small Cap Growth Portfolio            --              --       1,989,537       1,539,461
     Technology Portfolio                  --              --       2,511,627       2,348,237
     ----------------------------------------------------------------------------------------

     The aggregate gross unrealized appreciation and depreciation for securities held by the Portfolios and the total cost of securities for federal tax purposes at June 30, 2002 is as follows:

                                     AGGREGATE      AGGREGATE                        FEDERAL
                                       GROSS          GROSS                           INCOME
                                   APPRECIATION   DEPRECIATION          NET          TAX COST
                                  -------------    ----------    --------------   -------------
     Corporate Bond Portfolio     $    50,267     $  (116,601)    $   (66,334)    $  2,546,758
     Equity Income Portfolio        1,880,824      (3,825,726)     (1,944,902)      34,498,850
     International Portfolio          131,969        (252,270)       (120,301)       2,676,999
     Large Cap Growth Portfolio        72,269        (500,862)       (428,593)       2,600,253
     Mid Cap Growth Portfolio          35,319        (112,814)        (77,495)       1,197,066
     Small Cap Growth Portfolio        83,581        (104,108)        (20,527)       1,305,002
     Technology Portfolio              42,338      (1,513,314)     (1,470,976)       2,616,062
     ------------------------------------------------------------------------------------------

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      15)

NOTES TO FINANCIAL STATEMENTS June 30, 2002 (Unaudited)


5 > PORTFOLIO MERGERS

     On September 19, 2001, shareholders of FAIP approved the Agreement and Plan of Reorganization recommended by the board of directors, providing for the acquisition of the Ohio National Strategic Income Portfolio, Ohio National Relative Value Portfolio, Ohio National Firstar Growth & Income Portfolio, Met Investors Balanced Portfolio, Met Investors Equity Income Portfolio, and Met Investors Growth & Income Portfolio. On December 17, 2001, newly formed shell portfolios (which were organized solely to acquire the assets and continue the business of certain portfolios of Ohio National Fund, Inc. or Met Investors Series Trust) acquired the assets of certain portfolios of Ohio National Fund, Inc. or Met Investors Series Trust. The following table illustrates the specifics of the mergers:

                                                                         ACQUIRED
                                                                      PORTFOLIO NET
          ACQUIRED PORTFOLIO          ACQUIRING PORTFOLIO                 ASSETS
--------------------------------------------------------------------------------------
Ohio National Fund, Inc. -            First American
Strategic Income Portfolio (1)        Corporate Bond Portfolio,
                                      Class IB (2)                     $ 4,161,725

Met Investors Series Trust -          First American
Firstar Equity Income Portfolio (1)   Equity Income Portfolio (2)      $ 5,127,549

                        Class A                      Class IA

Met Investors Series Trust -
Firstar Balanced Portfolio                                             $ 7,761,144 (3)

                        Class A                      Class IA

Met Investors Series Trust -
Firstar Growth & Income Portfolio                                      $10,502,129 (4)

                        Class A                      Class IA

Ohio National Fund, Inc. -
Firstar Growth & Income Portfolio                    Class IB          $ 4,406,707 (5)

Ohio National Fund, Inc. -
Relative Value Portfolio                             Class IB          $ 9,243,072 (6)
--------------------------------------------------------------------------------------

[WIDE TABLE CONTINUED FROM ABOVE]

                                        SHARES ISSUED TO
                                         SHAREHOLDERS OF    ACQUIRING PORTFOLIO     COMBINED     TAX STATUS
          ACQUIRED PORTFOLIO           ACQUIRED PORTFOLIO        NET ASSETS        NET ASSETS    OF TRANSFER
------------------------------------------------------------------------------------------------------------
Ohio National Fund, Inc. -
Strategic Income Portfolio (1)
                                            469,875            $          --      $ 4,161,725    Non-taxable

Met Investors Series Trust -
Firstar Equity Income Portfolio (1)                            $          --      $37,040,601    Non-taxable

                        Class A             459,046

Met Investors Series Trust -
Firstar Balanced Portfolio                                                                       Non-taxable

                        Class A             694,545

Met Investors Series Trust -
Firstar Growth & Income Portfolio                                                                Non-taxable

                        Class A             939,808

Ohio National Fund, Inc. -
Firstar Growth & Income Portfolio           394,569                                              Non-taxable

Ohio National Fund, Inc. -
Relative Value Portfolio                    827,562                                              Non-taxable
------------------------------------------------------------------------------------------------------------

(1) Accounting survivor
(2) Shell portfolio
(3) Includes capital loss carryovers of $(596,040) and unrealized appreciation of $36,988. Use of capital loss carryover is limited to $388,057 per year.
(4) Includes capital loss carryovers of $(2,304,279) and unrealized depreciation of $(388,794). Use of capital loss carryover is limited to $525,106 per year.
(5) Includes capital loss carryovers of $(671,637) and unrealized depreciation of $(70,181). Use of capital loss carryover is limited to $220,335 per year.
(6) Includes unrealized appreciation of $549,481.

(16      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

CORPORATE BOND PORTFOLIO

DESCRIPTION                                      PAR               VALUE
-------------------------------------------------------------------------
CORPORATE BONDS - 92.8%
ENERGY - 4.9%
Burlington Resources
   5.600%, 12/01/06 (A) (B)                 $ 25,000            $ 25,408
Devon Financing
   6.875%, 09/30/11                           50,000              51,942
Pemex Project
   9.125%, 10/13/10                           25,000              25,876
Williams
   7.750%, 06/15/31                           25,000              19,750
                                                                --------
                                                                 122,976
                                                                --------
FINANCE - 38.2%
Abbey National Capital Trust,
  Callable 06/30/30 @ 100
   8.963%, 12/29/49                           50,000              57,725
Bear Stearns
   7.800%, 08/15/07                           50,000              55,699
Capital One Bank
   6.700%, 05/15/08                           25,000              24,527
Countrywide Home Loan
   5.500%, 08/01/06                           50,000              50,799
Credit Suisse First Boston
   5.875%, 08/01/06                           50,000              52,098
First Union Institution Capital I,
  Callable 12/01/06 @ 104.02
   8.040%, 12/01/26                          100,000             104,260
Ford Motor Credit
   6.700%, 07/16/04                           50,000              51,639
   7.250%, 10/25/11                           50,000              49,952
General Electric Capital
   6.000%, 06/15/12                           50,000              49,767
Golden State Holdings
   7.125%, 08/01/05                           25,000              26,540
Household Finance
   7.875%, 03/01/07                           50,000              53,736
International Lease Finance
   5.750%, 10/15/06                           50,000              50,905
Lehman Brothers Holdings
   7.875%, 08/15/10                           50,000              55,032
National Rural Utilities
   7.250%, 03/01/12                           50,000              53,535
NB Capital Trust IV,
  Callable 04/15/07 @ 103.85
   8.250%, 04/15/27                           50,000              51,653
Newcourt Credit Group, Series B
   6.875%, 02/16/05                           25,000              24,000
Socgen Real Estate,
  Callable 09/30/07 @ 100
   7.640%, 12/29/49 (A) (B)                   50,000              53,600
Verizon Global Funding
   7.250%, 12/01/10                           25,000              25,674
Washington Mutual Finance
   6.250%, 05/15/06                           25,000              25,969
Zurich Capital Trust,
  Callable 06/01/07 @ 104.19
   8.376%, 06/01/37 (A) (B)                   50,000              49,519
                                                                --------
                                                                 966,629
                                                                --------
MANUFACTURING - 20.8%
Centex
   7.500%, 01/15/12                           50,000              53,102
Daimler Chrysler
   6.400%, 05/15/06                           50,000              51,738
Ford Motor
   7.450%, 07/16/31                           50,000              46,695

CORPORATE BOND PORTFOLIO (CONTINUED)

DESCRIPTION                                      PAR               VALUE
-------------------------------------------------------------------------
GMAC
   6.125%, 09/15/06                         $ 50,000            $ 50,779
   6.875%, 09/15/11                           50,000              49,534
Harman International Industries
   7.125%, 02/15/07 (A) (B)                   50,000              50,355
Philip Morris
   7.125%, 08/15/02                          100,000             100,495
Raytheon
   6.300%, 03/15/05                           50,000              52,191
Tyco International
   6.125%, 01/15/09                           25,000              19,250
Weyerhaeuser
   6.125%, 03/15/07 (A) (B)                   50,000              51,253
                                                                --------
                                                                 525,392
                                                                --------
REAL ESTATE - 5.2%
CarrAmerica Realty
   7.125%, 01/15/12                           50,000              51,435
Simon Property Group
   7.750%, 01/20/11                           50,000              53,432
United Dominion Realty
   8.500%, 09/15/24                           25,000              26,538
                                                                --------
                                                                 131,405
                                                                --------
SERVICES - 15.0%
Albertson's
   8.000%, 05/01/31                           25,000              27,344
AOL Time Warner
   7.625%, 04/15/31                           25,000              22,075
Cox Communications
   7.750%, 11/01/10                           25,000              23,833
Delhaize America
   8.125%, 04/15/11                           25,000              26,247
Federated Department Stores
   6.625%, 04/01/11                           50,000              51,168
Healthsouth
   7.625%, 06/01/12 (A)                       25,000              24,627
Lenfest Communications
   8.375%, 11/01/05                           50,000              51,071
McKesson
   7.750%, 02/01/12                           50,000              53,729
Starwood Hotels & Resorts Worldwide
   7.375%, 05/01/07 (A)                       25,000              24,890
Walt Disney
   6.375%, 03/01/12                           50,000              50,653
Waste Management
   6.500%, 11/15/08                           25,000              25,116
                                                                --------
                                                                 380,753
                                                                --------
TRANSPORTATION - 2.0%
Continental Airlines, Series 01-1
   7.033%, 06/15/11                           24,621              22,722
Norfolk Southern
   7.800%, 05/15/27                           25,000              27,272
                                                                --------
                                                                  49,994
                                                                --------
UTILITIES - 6.7%
AT&T
   8.000%, 11/15/31 (A) (B)                   50,000              38,500
AT&T Wireless Services
   8.125%, 05/01/12                           25,000              20,515
Deutsche Telekom International
   8.000%, 06/15/10                           25,000              24,615
Qwest Capital Funding
   7.750%, 08/15/06 (A) (B)                   25,000              14,750
Sprint Capital
   6.000%, 01/15/07                           25,000              20,500

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      17)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

CORPORATE BOND PORTFOLIO (CONCLUDED)

DESCRIPTION                                            PAR/SHARES          VALUE
--------------------------------------------------------------------------------
Telus
   8.000%, 06/01/11                                       $50,000     $   43,463
Worldcom
   8.250%, 05/15/31                                        50,000          8,000
                                                                      ----------
                                                                         170,343
                                                                      ----------
TOTAL CORPORATE BONDS (Cost $2,414,349)                                2,347,492
                                                                      ----------

U.S. GOVERNMENT & AGENCY SECURITIES - 2.0%
U.S. AGENCY DEBENTURES - 2.0%
FHLB
   5.750%, 05/15/12                                        50,000         51,349
                                                                      ----------
TOTAL U.S. GOVERNMENT & AGENCY SECURITIES (Cost $50,826)                  51,349
                                                                      ----------
RELATED PARTY MONEY MARKET FUND - 3.2%
First American Prime Obligations Fund (C)                  81,583         81,583
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET                                          81,583
                                                                      ----------
FUND (Cost $81,583)
TOTAL INVESTMENTS - 98.0%
   (Cost $2,546,758)                                                   2,480,424
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - 2.0%                                  51,095
                                                                      ----------

TOTAL NET ASSETS - 100.0%                                             $2,531,519
                                                                      ----------

(A) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified "institutional investors." Security considered illiquid unless determined to be liquid under the guidelines established by the board of directors.

(B) Security has been determined to be liquid under the guidelines established by the board of directors.

(C) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

FHLB - Federal Home Loan Bank

EQUITY INCOME PORTFOLIO

DESCRIPTION                                                SHARES          VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 93.6%
CONSUMER DISCRETIONARY - 3.9%
Ford Motor                                                 11,400      $ 182,400
Gannett                                                     4,500        341,550
McGraw-Hill                                                 7,225        431,332
Omnicom Group                                               3,200        146,560
Walt Disney                                                 9,300        175,770
                                                                       ---------
                                                                       1,277,612
                                                                       ---------
CONSUMER STAPLES - 13.5%
Anheuser-Busch                                              9,675        483,750
Cadbury Schweppes, ADR                                     12,700        383,286
Coca-Cola                                                   3,600        201,600
Colgate-Palmolive                                           6,700        335,335
General Mills                                               8,000        352,640
H. J. Heinz                                                 9,000        369,900
Kimberly-Clark                                              5,950        368,900
Kraft Foods                                                 9,800        401,310
PepsiCo                                                    10,735        517,427
Philip Morris                                               6,300        275,184
Sara Lee                                                   17,200        355,008
Sysco                                                      14,200        386,524
                                                                       ---------
                                                                       4,430,864
                                                                       ---------
ENERGY - 9.8%
BP, ADR                                                    11,420        576,596
ChevronTexaco                                               3,402        301,077
Exxon Mobil                                                23,090        944,843
Murphy Oil                                                  2,300        189,750
Phillips Petroleum                                          5,500        323,840
Royal Dutch Petroleum, ADR                                 15,900        878,793
                                                                       ---------
                                                                       3,214,899
                                                                       ---------
FINANCIALS - 28.8%
American Express                                            9,630        349,762
Archstone-Smith Trust (REIT)                               13,400        357,780
Astoria Financial                                          11,400        365,370
Bank of America                                             6,700        471,412
Bank of New York                                           12,125        409,219
Camden Property Trust (REIT)                                5,000        185,150
Charles Schwab                                             15,900        178,080
Citigroup                                                  18,707        724,896
Crescent Real Estate (REIT)                                 4,300         80,410
Duke Realty (REIT)                                         17,400        503,730
Equity Residential Properties Trust (REIT)                  4,700        135,125
Fannie Mae                                                  4,900        361,375
FleetBoston Financial                                      10,600        342,910
Hartford Financial Services Group                           3,000        178,410
Healthcare Realty Trust (REIT)                             10,200        326,400
Household International                                     6,400        318,080
J. P. Morgan Chase                                         14,120        478,950
Kimco Realty (REIT)                                         1,950         65,306
Manufactured Home Communities (REIT)                        5,000        175,500
Marsh & McLennan                                            3,400        328,440
Mellon Financial                                           14,250        447,878
Merrill Lynch & Company                                    10,200        413,100
North Fork Bancorporation                                  10,200        406,062
Northern Trust                                              6,200        273,172
Simon Property Group (REIT)                                12,200        449,448
SouthTrust                                                 14,200        370,904
St. Paul Companies                                         10,900        424,228
Zions Bancorporation                                        6,100        317,810
                                                                       ---------
                                                                       9,438,907
                                                                       ---------

The accompanying notes are an integral part of the financial statements.

(18      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

DESCRIPTION                                 SHARES/PAR                VALUE
---------------------------------------------------------------------------
HEALTH CARE - 9.6%
Abbott Laboratories                              9,100          $   342,615
Baxter International                             7,425              330,041
Biomet                                           7,200              195,264
Bristol-Myers Squibb                             9,470              243,379
Johnson & Johnson                                5,550              290,043
McKesson HBOC                                   11,600              379,320
Pfizer                                          10,931              382,585
Pharmacia                                       10,516              393,824
Wyeth                                           11,425              584,960
                                                                -----------
                                                                  3,142,031
                                                                -----------
INDUSTRIALS - 11.0%
3M                                               4,700              578,100
Boeing                                           8,000              360,000
Caterpillar                                      3,800              186,010
Deere                                            6,900              330,510
General Electric                                10,575              307,204
Honeywell International                         13,462              474,266
Knightsbridge Tanker                            15,700              225,907
Parker-Hannifin                                  6,500              310,635
United Parcel Service                            6,875              424,531
United Technologies                              6,300              427,770
                                                                -----------
                                                                  3,624,933
                                                                -----------
INFORMATION TECHNOLOGY - 4.9%
Automatic Data Processing                        7,200              313,560
Electronic Data Systems                         10,100              375,215
Hewlett-Packard                                 16,800              256,704
Intel                                           13,200              241,164
International Business Machines                  5,975              430,200
                                                                -----------
                                                                  1,616,843
                                                                -----------
MATERIALS - 4.2%
Dow Chemical                                    12,200              419,436
DuPont                                           5,800              257,520
Ecolab                                          15,050              695,762
                                                                -----------
                                                                  1,372,718
                                                                -----------
TELECOMMUNICATION SERVICES - 4.3%
SBC Communications                              21,100              643,550
Sprint                                           8,925               94,694
Verizon Communications                          16,421              659,303
                                                                -----------
                                                                  1,397,547
                                                                -----------
UTILITIES - 3.6%
Cinergy                                         11,200              403,088
Consolidated Edison                              8,000              334,000
Reliant Energy                                  10,500              177,450
Xcel Energy                                     16,600              278,382
                                                                -----------
                                                                  1,192,920
                                                                -----------
TOTAL COMMON STOCKS (Cost $32,005,896)                           30,709,274
                                                                -----------
CONVERTIBLE CORPORATE BONDS - 2.7%
Adelphia Communications
   6.000%, 02/15/06 (B)                    $   130,000               10,400
Charter Communications
   5.750%, 10/15/05                            210,000              109,798
Corning
   0.000%, 11/08/15                             56,000               28,746
Nextel Communications
   6.000%, 06/01/11 (C) (D)                    550,000              252,313
Protein Design Labs
   5.500%, 02/15/07                            160,000              129,859

EQUITY INCOME PORTFOLIO (CONCLUDED)

DESCRIPTION                                      SHARES/PAR                VALUE
--------------------------------------------------------------------------------
Tribune
   2.000%, 05/15/29                                   5,200          $   339,300
                                                                     -----------
TOTAL CONVERTIBLE CORPORATE BONDS (Cost $1,286,129)
                                                                         870,416
                                                                     -----------
CONVERTIBLE PREFERRED STOCKS - 0.5%
Electronic Data Systems                               2,200               81,840
Lucent Technologies                                     195               94,575
                                                                     -----------
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $294,449)
                                                                         176,415
                                                                     -----------
CORPORATE BOND - 0.4%
Nortel Networks
   6.125%, 02/15/06                             $   237,000              137,460
                                                                     -----------
TOTAL CORPORATE BOND (Cost $180,464)
                                                                         137,460
                                                                     -----------
RELATED PARTY MONEY MARKET FUND - 2.0%
First American Prime Obligations Fund (A)           660,383              660,383
                                                                     -----------
TOTAL RELATED PARTY MONEY MARKET FUND (Cost $660,383)
                                                                         660,383
                                                                     -----------
TOTAL INVESTMENTS - 99.2%
   (Cost $34,427,321)                                                 32,553,948
                                                                     -----------
OTHER ASSETS AND LIABILITIES, NET - 0.8%
                                                                         256,256
                                                                     -----------
TOTAL NET ASSETS - 100.0%
                                                                     $32,810,204
                                                                     -----------

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

(B) Security currently in default.

(C) Security sold within the terms of a private placement memorandum, exempt from registration under section 144A of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other qualified "institutional investors." Security considered illiquid unless determined to be liquid under the guidelines established by the board of directors.

(D) Security has been determined to be liquid under the guidelines established by the board of directors.

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      19)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

INTERNATIONAL PORTFOLIO

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
FOREIGN COMMON STOCKS - 94.3%
AUSTRALIA - 2.9%
Aristocrat Leisure                                  8,330               $ 25,301
Macquarie Bank                                      1,845                 30,298
Southcorp                                           8,200                 24,445
                                                                        --------
                                                                          80,044
                                                                        --------
CHINA - 1.0%
Cnooc                                              20,000                 26,795
                                                                        --------
FINLAND - 1.0%
Nokia Oyj                                           1,800                 26,347
                                                                        --------
FRANCE - 15.9%
Atos Origin*                                          370                 23,570
Aventis                                               700                 49,605
BNP Paribas                                           875                 48,395
Compagnie de Saint-Gobain                           1,000                 44,889
Groupe Danone                                         300                 41,244
Lafarge                                               450                 44,889
Orange*                                             4,400                 20,251
Sanofi-Synthelabo                                     600                 36,504
Thomson Multimedia*                                 1,050                 24,837
TotalFinaElf                                          350                 56,830
Vinci                                                 600                 40,681
                                                                        --------
                                                                         431,695
                                                                        --------
GERMANY - 4.0%
Allianz                                               140                 28,041
Deutsche Boerse                                       800                 33,778
Muenchener Rueckver                                   100                 23,654
SAP                                                   100                  9,877
Schering                                              200                 12,514
                                                                        --------
                                                                         107,864
                                                                        --------
GREAT BRITAIN - 18.9%
Amvescap                                            3,000                 24,444
Bae Systems                                         5,000                 25,534
BP                                                  5,600                 47,037
Celltech Group*                                     2,000                 15,854
Compass Group                                       4,800                 29,122
Dixons Group                                       15,000                 43,731
Electrocomponents                                   4,000                 22,409
EMI Group                                           6,500                 24,672
Invensys                                           12,000                 16,280
Lloyds TSB Group                                    3,400                 33,844
Next                                                  771                 10,954
Reckitt Benckiser                                   1,600                 28,707
Royal Bank of Scotland                              2,000                 56,707
Scottish and Southern Energy                        2,400                 23,744
Standard Chartered                                  2,400                 25,610
Tesco                                              11,000                 39,992
Vodafone Group                                     32,000                 43,902
                                                                        --------
                                                                         512,543
                                                                        --------
HONG KONG - 3.0%
Hang Seng Bank                                      2,700                 28,731
Hutchison Whampoa                                   3,000                 22,404
Sun Hung Kai Properties                             4,000                 30,385
                                                                        --------
                                                                          81,520
                                                                        --------
IRELAND - 3.6%
CRH                                                 2,000                 32,593
Galen Holdings                                      1,400                 10,060

INTERNATIONAL PORTFOLIO (CONTINUED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Irish Life & Permanent                              3,800               $ 54,983
                                                                        --------
                                                                          97,636
                                                                        --------
ITALY - 7.7%
Assicurazioni Generali                                600                 14,222
Autogrill                                           2,600                 30,224
Banco Popolare di Verona e Novara Scrl              2,000                 25,936
ENI                                                 6,200                 98,588
IntesaBci                                          13,000                 39,674
                                                                        --------
                                                                         208,644
                                                                        --------
JAPAN - 20.3%
Avex                                                  700                 16,382
Brother Industries                                  4,000                 21,759
Canon, ADR                                            500                 18,915
Cawachi                                               100                  8,844
Fanuc                                                 200                 10,045
Fast Retailing                                        500                 10,846
Honda Motor                                           500                 20,274
Kanematsu*                                         10,000                 16,269
Keyence                                               100                 21,183
Meitec                                                200                  6,608
Murata Manufacturing                                  200                 12,848
NGK Insulators                                      1,000                  7,918
Nidec                                                 200                 14,500
Nikon                                               1,000                 11,071
Nintendo                                              100                 14,726
Nippon Telegraph & Telephone                            2                  8,226
Nissan Motor                                        3,000                 20,774
Nomura Holdings                                     2,000                 29,368
NTT DoCoMo                                              4                  9,845
Obic                                                  100                 21,692
Olympus Optical                                     2,000                 27,933
ORIX                                                  200                 16,135
Rohm                                                  200                 29,851
Sankyo                                                700                 17,637
Sega*                                                 600                 14,417
Shiseido                                            2,000                 26,664
Sony                                                  500                 26,321
Sumitomo Chemical                                   6,000                 27,051
Sumitomo Trust and Banking                          4,000                 19,222
Tokyo Gas                                           6,000                 16,669
Toys "R" Us - Japan                                   600                 13,966
UMC Japan*                                              1                  2,653
Yamada Denki                                          100                  8,760
                                                                        --------
                                                                         549,372
                                                                        --------
MEXICO - 0.7%
Grupo Televisa*                                       500                 18,690
                                                                        --------
NETHERLANDS - 4.0%
Elsevier                                            3,000                 40,889
Koninklijke (Royal) KPN                             9,600                 44,942
Royal Dutch Petroleum                                 400                 22,281
                                                                        --------
                                                                         108,112
                                                                        --------
SINGAPORE - 1.7%
DBS Group Holdings                                  3,000                 21,055
Singapore Airlines                                  2,000                 14,603
Singapore Press Holdings                            1,000                 11,263
                                                                        --------
                                                                          46,921
                                                                        --------
SOUTH KOREA - 1.0%
Samsung Electronics                                   200                 27,349
                                                                        --------

The accompanying notes are an integral part of the financial statements.

(20      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

INTERNATIONAL PORTFOLIO (CONCLUDED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
SPAIN - 3.6%
Altadis                                             1,200             $   24,770
Amadeus Global Travel                               4,200                 26,880
NH Hoteles*                                         2,075                 26,027
Telefonica*                                         2,400                 20,148
                                                                      ----------
                                                                          97,825
                                                                      ----------
SWEDEN - 1.5%
Skandinaviska Enskilda Banken                       3,800                 39,900
                                                                      ----------
SWITZERLAND - 3.5%
Adecco                                                800                 47,517
Credit Suisse Group                                 1,300                 41,272
Jomed*                                                300                  6,652
                                                                      ----------
                                                                          95,441
                                                                      ----------
TOTAL FOREIGN COMMON STOCKS (Cost $2,645,918)                          2,556,698
                                                                      ----------

TOTAL INVESTMENTS - 94.3% (COST $2,645,918)                            2,556,698
                                                                      ----------

OTHER ASSETS AND LIABILITIES, NET - 5.7%                                 155,315
                                                                      ----------

TOTAL NET ASSETS - 100.0%                                             $2,712,013
                                                                      ----------

*Non-income producing security

ADR - American Depositary Receipt


At June 30, 2002, sector diversification of the Portfolio was as follows:

                                                        % of
                                                     Net Assets            Value
                                                    ------------   -------------
FOREIGN COMMON STOCKS
Automobiles & Components                                    1.5%      $   41,048
Banking                                                    13.3          361,460
Capital Goods                                               7.6          206,410
Commercial Services & Supplies                              2.7           74,394
Consumer Durables & Apparel                                 3.0           80,384
Diversified Financials                                      5.7          153,232
Energy                                                      9.3          251,505
Food & Drug - Retailing                                     1.8           48,830
Food, Beverage & Tobacco                                    3.3           90,449
Health Care Equipment & Services                            1.3           34,585
Hotels, Restaurants & Leisure                               4.7          128,297
Household & Personal Products                               2.0           55,367
Insurance                                                   4.5          120,889
Materials                                                   3.9          104,755
Media                                                       4.1          111,888
Pharmaceuticals & Biotechnology                             4.6          124,332
Real Estate                                                 1.1           30,385
Retailing                                                   3.3           88,248
Software & Services                                         2.3           61,744
Technology Hardware & Equipment                             6.9          186,184
Telecommunication Services                                  5.4          147,300
Transportation                                              0.5           14,603
Utilities                                                   1.5           40,409
                                                           ----       ----------
TOTAL FOREIGN COMMON STOCKS                                94.3%      $2,556,698
                                                           ----       ----------

LARGE CAP GROWTH PORTFOLIO

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 91.9%
CONSUMER DISCRETIONARY - 13.0%
AOL Time Warner*                                    1,050                $15,445
Best Buy*                                             390                 14,157
Clear Channel Communications*                         310                  9,926
Comcast, Cl A*                                        410                  9,774
Harley-Davidson                                       110                  5,664
Home Depot                                            950                 34,893
Interpublic Group of Companies                        200                  4,952
Kohl's*                                               300                 21,024
Lowe's                                                360                 16,448
McDonald's                                            420                 11,949
Office Depot*                                         720                 12,096
Omnicom Group                                          80                  3,664
Target                                                630                 24,003
USA Interactive*                                      230                  5,393
Viacom, Cl A*                                         130                  5,780
Wal-Mart Stores                                     1,670                 91,867
                                                                         -------
                                                                         287,035
                                                                         -------
CONSUMER STAPLES - 11.2%
Anheuser-Busch                                        550                 27,500
Coca-Cola                                             580                 32,606
H. J. Heinz                                           670                 27,537
Kimberly-Clark                                        470                 29,140
Kraft Foods                                           830                 33,988
Kroger*                                               430                  8,557
PepsiCo                                               870                 41,934
Proctor & Gamble                                      120                 10,786
Safeway*                                              380                 11,092
Walgreen                                              640                 24,723
                                                                         -------
                                                                         247,863
                                                                         -------
ENERGY - 3.0%
Anadarko Petroleum                                    160                  7,888
Apache                                                220                 12,646
Exxon Mobil                                           400                 16,368
GlobalSantaFe                                         530                 14,495
Marathon Oil                                          260                  7,051
Transocean                                            280                  8,722
                                                                         -------
                                                                          67,170
                                                                         -------
FINANCIALS - 8.8%
ACE                                                   190                  6,004
American International Group                          765                 52,196
Capital One Financial                                 230                 14,041
Citigroup                                             686                 26,582
Fannie Mae                                            290                 21,632
Federal Home Loan Mortgage                            240                 14,688
Goldman Sachs Group                                    80                  5,868
Lehman Brothers Holdings                              110                  6,877
MBNA                                                  420                 13,889
TCF Financial                                         130                  6,383
Travelers Property Casualty                            80                  1,416
Washington Mutual                                     430                 15,957
Wells Fargo                                           180                  9,011
                                                                         -------
                                                                         194,544
                                                                         -------
HEALTH CARE - 22.4%
Abbott Laboratories                                   760                 28,614
Amgen*                                              1,100                 46,068
Andrx Group*                                          160                  4,315
Baxter International                                  440                 19,558
Biogen*                                               260                 10,772

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      21)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Biomet                                                290             $    7,865
Cardinal Health                                       420                 25,792
Eli Lilly                                             190                 10,716
Genzyme*                                              190                  3,656
Gilead Sciences*                                      500                 16,440
IDEC Pharmaceuticals*                                 130                  4,608
Johnson & Johnson                                   1,080                 56,441
King Pharmaceuticals*                                 130                  2,892
Medtronic                                           1,160                 49,706
Pfizer                                              3,080                107,800
Pharmacia                                           1,030                 38,573
WellPoint Health Networks*                             80                  6,225
Wyeth                                                 850                 43,520
Zimmer Holdings*                                      341                 12,160
                                                                      ----------
                                                                         495,721
                                                                      ----------
INDUSTRIALS - 9.8%
3M                                                    130                 16,099
Boeing                                                460                 20,700
Cendant*                                              740                 11,751
Concord EFS*                                          490                 14,769
First Data                                            140                  5,208
General Electric                                    3,860                112,133
Honeywell International                               530                 18,672
Southwest Airlines                                    630                 10,120
United Technologies                                    90                  6,111
                                                                      ----------
                                                                         215,563
                                                                      ----------
INFORMATION TECHNOLOGY - 21.8%
Adobe Systems                                         150                  4,311
Agilent Technologies*                                 190                  4,494
Analog Devices*                                       350                 10,395
Applied Materials*                                    710                 13,504
BEA Systems*                                          630                  5,991
Broadcom, Cl A*                                       190                  3,333
Brocade Communications Systems*                       350                  6,118
Cisco Systems*                                      3,970                 55,381
Dell Computer*                                      1,290                 33,721
Electronic Data Systems                               400                 14,860
EMC*                                                  410                  3,096
Hewlett-Packard                                       445                  6,800
Intel                                               3,110                 56,820
International Business Machines                       330                 23,760
KLA-Tencor*                                           110                  4,839
Lexmark International*                                100                  5,440
Maxim Integrated Products*                            150                  5,750
Mercury Interactive*                                  110                  2,526
Micron Technology*                                    360                  7,279
Microsoft*                                          1,740                 95,178
Nokia, ADR, Cl A                                      370                  5,358
Novellus Systems*                                     160                  5,440
NVIDIA*                                               180                  3,092
Oracle Systems*                                     2,170                 20,550
QUALCOMM*                                             400                 10,996
Rational Software*                                    410                  3,366
RF Micro Devices*                                     230                  1,753
Siebel Systems*                                       330                  4,693
Sun Microsystems*                                     900                  4,509
Taiwan Semiconductor Manufacturing, ADR*              374                  4,862
Teradyne*                                             170                  3,995
Texas Instruments                                   1,600                 37,920

LARGE CAP GROWTH PORTFOLIO (CONCLUDED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
VERITAS Software*                                     370             $    7,322
Xilinx*                                               240                  5,383
                                                                      ----------
                                                                         482,835
                                                                      ----------
MATERIALS - 1.4%
Air Products and Chemicals                            220                 11,103
Alcoa                                                 230                  7,625
Ecolab                                                250                 11,558
                                                                      ----------
                                                                          30,286
                                                                      ----------
TELECOMMUNICATION SERVICES - 0.3%
Sprint (PCS Group)*                                   550                  2,459
Verizon Communications                                110                  4,417
                                                                      ----------
                                                                           6,876
                                                                      ----------
UTILITIES - 0.2%
El Paso*                                              100                  2,061
Mirant*                                               250                  1,825
                                                                      ----------
                                                                           3,886
                                                                      ----------
TOTAL COMMON STOCKS (Cost $2,385,493)
                                                                       2,031,779
                                                                      ----------
RELATED PARTY MONEY MARKET FUND - 6.3%
First American Prime Obligations Fund (A)         139,881                139,881
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND (Cost $139,881)
                                                                         139,881
                                                                      ----------
TOTAL INVESTMENTS - 98.2%
   (Cost $2,525,374)                                                   2,171,660
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - 1.8%
                                                                          40,696
                                                                      ----------
TOTAL NET ASSETS - 100.0%
                                                                      $2,212,356
                                                                       ---------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.

(22      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

MID CAP GROWTH PORTFOLIO

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 91.0%
CONSUMER DISCRETIONARY - 23.8%
Abercrombie & Fitch*                                  250               $  6,030
Advanced Auto Parts*                                  100                  5,451
Autozone*                                              50                  3,865
Bed Bath & Beyond*                                    330                 12,454
Big Lots*                                             300                  5,904
Black & Decker                                        150                  7,230
Brinker International*                                100                  3,175
CDW Computer Centers*                                 100                  4,681
The Cheesecake Factory*                               100                  3,548
Circuit City Stores                                   250                  4,687
Coach*                                                100                  5,490
D.R. Horton                                           200                  5,206
Dana                                                  200                  3,706
Darden Restaurants                                    200                  4,940
Dollar General                                        450                  8,563
Dollar Tree Stores*                                   200                  7,882
Entercom Communications*                              100                  4,590
Family Dollar Stores                                  290                 10,222
Furniture Brands International*                        50                  1,512
Gentex*                                               150                  4,120
Harman International Industries                        50                  2,462
Harrah's Entertainment*                               120                  5,322
Hilton Hotels                                         400                  5,560
International Game Technology*                        150                  8,505
Jones Apparel Group*                                  150                  5,625
Krispy Kreme Doughnuts*                               150                  4,828
Limited Brands                                        300                  6,390
Liz Claiborne                                         150                  4,770
Mattel                                                350                  7,378
Maytag                                                100                  4,265
MGM MIRAGE*                                           100                  3,375
Michaels Stores*                                      200                  7,800
Mohawk Industries*                                    100                  6,153
New York Times, Cl A                                  150                  7,725
Newell Rubbermaid                                     200                  7,012
Office Depot*                                         400                  6,720
Ross Stores                                           100                  4,075
Ruby Tuesday                                          150                  2,910
Staples*                                              400                  7,880
Starbucks*                                            400                  9,940
Tiffany & Company                                     200                  7,040
Univision Communications, Cl A*                       300                  9,420
USA Interactive*                                      150                  3,517
Westwood One*                                         200                  6,684
Williams-Sonoma*                                      100                  3,066
Yum! Brands*                                          350                 10,237
Zale*                                                 150                  5,437
                                                                        --------
                                                                         277,352
                                                                        --------
CONSUMER STAPLES - 0.2%
Clorox                                                 50                  2,067
                                                                        --------
ENERGY - 10.8%
BJ Services*                                          350                 11,858
Cooper Cameron*                                       100                  4,842
ENSCO International                                   250                  6,815
EOG Resources                                         150                  5,955
GlobalSantaFe                                         250                  6,837
Grant Prideco*                                        600                  8,160
Nabors Industries*                                    230                  8,119
National-Oilwell*                                     350                  7,367
Noble*                                                250                  9,650

MID CAP GROWTH PORTFOLIO (CONTINUED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Ocean Energy                                          250               $  5,417
Patterson-UTI Energy*                                 250                  7,057
Pioneer Natural Resources*                            350                  9,117
Smith International*                                  100                  6,819
Transocean                                            200                  6,230
Weatherford International*                            250                 10,800
XTO Energy                                            500                 10,300
                                                                        --------
                                                                         125,343
                                                                        --------
FINANCIALS - 6.6%
AmeriCredit*                                          100                  2,805
Arthur J. Gallagher                                   200                  6,930
The BISYS Group*                                      250                  8,325
Brown & Brown                                         100                  3,150
Commerce Bancorp                                      150                  6,630
E*TRADE Group*                                        550                  3,003
Eaton Vance                                           100                  3,120
Federated Investors                                   100                  3,457
Investors Financial Services                           50                  1,677
Legg Mason                                            100                  4,934
MGIC Investment                                       100                  6,780
Moody's                                               100                  4,975
New York Community Bancorp                            100                  2,710
North Fork Bancorp                                     50                  1,990
SEI Investments                                        50                  1,408
Synovus Financial                                     250                  6,880
TCF Financial                                         110                  5,401
Willis Group Holdings*                                100                  3,291
                                                                        --------
                                                                          77,466
                                                                        --------
HEALTH CARE - 17.1%
AdvancePCS*                                           150                  3,591
Allergan                                               50                  3,338
AmerisourceBergen                                     150                 11,400
Anthem*                                               100                  6,748
Beckman Coulter                                       150                  7,485
Biogen*                                               200                  8,286
Biomet                                                200                  5,424
Boston Scientific*                                    150                  4,398
Caremark Rx*                                          400                  6,600
Celgene*                                              200                  3,060
Community Health Systems*                             150                  4,020
Cytyc*                                                 50                    381
DENTSPLY International                                100                  3,691
Enzon*                                                100                  2,461
Express Scripts*                                      150                  7,517
Genzyme*                                              100                  1,924
Gilead Sciences*                                      400                 13,152
Health Management Associates, Cl A*                   200                  4,030
Health Net*                                           200                  5,354
Henry Schein*                                         100                  4,603
IDEC Pharmaceuticals*                                  70                  2,481
Invitrogen*                                           200                  6,402
King Pharmaceuticals*                                 333                  7,409
Laboratory Corporation of America Holdings*           250                 11,413
McKesson HBOC                                         150                  4,905
Medimmune*                                            100                  2,640
Millennium Pharmaceuticals*                           150                  1,823
Oxford Health Plans*                                  100                  4,646
Quest Diagnostics*                                    120                 10,326
St. Jude Medical*                                     100                  7,385
Triad Hospitals*                                      150                  6,357
Universal Health Services*                             50                  2,450
Varian Medical Systems*                               150                  6,083

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      23)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
WellPoint Health Networks*                            150             $   11,672
Zimmer Holdings*                                      150                  5,349
                                                                      ----------
                                                                         198,804
                                                                      ----------
INDUSTRIALS - 10.7%
Apollo Group*                                         225                  8,870
Avery Dennison                                         50                  3,138
C. H. Robinson Worldwide                              100                  3,353
Career Education*                                      50                  2,250
Certegy*                                              155                  5,752
CheckFree*                                            200                  3,128
ChoicePoint*                                          200                  9,094
Cintas                                                100                  4,943
Danaher                                               150                  9,953
Deluxe                                                 50                  1,945
DST Systems*                                          100                  4,571
Dun & Bradstreet*                                      50                  1,653
Education Management*                                  50                  2,037
Equifax                                               200                  5,400
Fiserv*                                               325                 11,931
Flowserve*                                            100                  2,980
H&R Block                                             150                  6,923
Hewitt Associates*                                     50                  1,165
L-3 Communications Holdings*                          100                  5,400
Manpower                                              100                  3,675
Molex                                                 100                  3,353
Robert Half International*                            150                  3,495
Sabre Holdings*                                       100                  3,580
ServiceMaster                                         250                  3,430
SPX*                                                   50                  5,875
Swift Transportation*                                 300                  6,990
                                                                      ----------
                                                                         124,884
                                                                      ----------
INFORMATION TECHNOLOGY - 18.8%
Activision*                                           150                  4,359
Adobe Systems                                         150                  4,275
Affiliated Computer Services, Cl A*                   120                  5,698
Altera*                                               300                  4,080
Atmel*                                                800                  5,008
BEA Systems*                                          500                  4,755
Broadcom, Cl A*                                       250                  4,385
Brocade Communications Systems*                       250                  4,370
Cadence Design Systems*                               300                  4,836
Cognos*                                               200                  4,438
Cymer*                                                 15                    526
Cypress Semiconductor*                                200                  3,036
Electronic Arts*                                      200                 13,210
Emulex*                                               150                  3,377
Fairchild Semiconductor International, Cl A*          250                  6,075
Intersil, Cl A*                                       200                  4,276
Intuit*                                               250                 12,430
Investment Technology Group*                           50                  1,635
J.D. Edwards & Company*                               300                  3,645
Jabil Circuit*                                        150                  3,167
KLA-Tencor*                                           160                  7,038
Lam Research*                                         200                  3,596
Lexmark International Group, Cl A*                    200                 10,880
Marvell Technology Group*                             200                  3,978
Mercury Interactive*                                  250                  5,816
Microchip Technology*                                 275                  7,543
Microtune*                                            950                  8,465
National Semiconductor*                               150                  4,376
Network Appliance*                                    250                  3,110

MID CAP GROWTH PORTFOLIO (CONCLUDED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Network Associates*                                   200             $    3,854
Novellus Systems*                                     150                  5,100
NVIDIA*                                               150                  2,577
PeopleSoft*                                           300                  4,464
PMC-Sierra*                                           350                  3,245
QLogic*                                               100                  3,810
Rational Software*                                    400                  3,284
Siebel Systems*                                       400                  5,688
Solectron*                                            200                  1,230
SunGard Data Systems*                                 440                 11,651
Teradyne*                                             200                  4,700
VERITAS Software*                                     400                  7,992
Xilinx*                                               200                  4,486
Yahoo!*                                               350                  5,166
                                                                      ----------
                                                                         219,630
                                                                      ----------
MATERIALS - 3.0%
Air Products and Chemicals                            100                  5,047
Ecolab                                                250                 11,558
Newmont Mining                                        100                  2,633
Pactiv*                                               390                  9,282
Sealed Air*                                           150                  6,041
                                                                      ----------
                                                                          34,561
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,117,330)
                                                                       1,060,107
                                                                      ----------
RELATED PARTY MONEY MARKET FUND - 5.1%
First American Prime Obligations Fund (A)          59,464                 59,464
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND (Cost $59,464)
                                                                          59,464
                                                                      ----------
TOTAL INVESTMENTS - 96.1%
   (Cost $1,176,794)                                                   1,119,571
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - 3.9%
                                                                          45,204
                                                                      ----------
TOTAL NET ASSETS - 100.0%
                                                                      $1,164,775
                                                                      ----------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

Cl - Class

The accompanying notes are an integral part of the financial statements.

(24      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

SMALL CAP GROWTH PORTFOLIO

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 81.4%
CONSUMER DISCRETIONARY - 16.3%
Action Performance*                                   150               $  4,740
Aeropostale*                                          200                  5,474
Alliance Gaming*                                      350                  4,277
Beazer Homes USA*                                     100                  8,000
Buca*                                                 250                  4,762
CEC Entertainment*                                    100                  4,130
Christopher & Banks*                                  100                  4,230
Copart*                                               225                  3,652
CSK Auto*                                             450                  6,273
Electronics Boutique Holdings*                        200                  5,860
GameStop                                              300                  6,297
Genesco*                                              250                  6,087
Getty Images*                                         100                  2,177
Guitar Center*                                        250                  4,637
Gymboree*                                             350                  5,607
Harman International Industries                       150                  7,387
Hot Topic*                                            200                  5,342
Insight Enterprises*                                  200                  5,038
Isle of Capri Casinos*                                200                  4,050
Landry's Restaurants                                  250                  6,377
Lee Enterprises                                       100                  3,500
Lin TV, Cl A*                                         250                  6,760
Linens 'N Things*                                     200                  6,562
Movie Gallery*                                        350                  7,392
Nautilus Group*                                       250                  7,650
O'Reilly Automotive*                                  200                  5,512
Pacific Sunwear of California*                        300                  6,651
Penn National Gaming*                                 155                  2,813
Pier 1 Imports                                        150                  3,150
Racing Champions*                                     350                  6,464
SCP Pool*                                             100                  2,776
Sharper Image*                                        250                  5,037
Sonic Automotive*                                     150                  3,862
Spanish Broadcasting System*                          250                  2,500
Superior Industries                                   100                  4,625
Too*                                                  250                  7,700
Tropical Sportswear International*                    450                  9,985
Tuesday Morning*                                      300                  5,568
United Auto Group*                                    200                  4,180
Urban Outfitters*                                     100                  3,472
Winnebago Industries                                   50                  2,200
The Wet Seal, Cl A*                                   250                  6,075
The Yankee Candle*                                    200                  5,418
                                                                        --------
                                                                         224,249
                                                                        --------
CONSUMER STAPLES - 1.6%
Chiquita Brands International*                        250                  4,477
Interstate Bakeries                                   150                  4,332
United Natural Foods*                                 300                  5,850
Willbros Group*                                       400                  6,800
                                                                        --------
                                                                          21,459
                                                                        --------
ENERGY - 8.1%
Cal Dive International*                               350                  7,700
Chesapeake Energy*                                    900                  6,480
Dril-Quip*                                            350                  8,732
Evergreen Resources*                                  200                  8,500
Grey Wolf*                                          2,100                  8,589
Horizon Offshore*                                     800                  6,752
Key Energy Services*                                  650                  6,825
Lone Star Technologies*                               400                  9,160
Maverick Tube*                                        450                  6,750

SMALL CAP GROWTH PORTFOLIO (CONTINUED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Offshore Logistics*                                   350               $  8,361
Remington Oil & Gas*                                  400                  7,968
Spinnaker Exploration*                                100                  3,602
Trico Marine Services*                                850                  5,771
Ultra Petroleum*                                    1,050                  7,969
Universal Compression Holdings*                       350                  8,396
                                                                        --------
                                                                         111,555
                                                                        --------
FINANCIALS - 12.2%
Affiliated Managers Group*                             50                  3,075
Alexandria Real Estate Equities (REIT)                 50                  2,467
Arch Capital Group*                                   250                  7,037
Boston Private Financial Holdings                     150                  3,711
Brown & Brown                                         250                  7,875
Camden Property Trust (REIT)                          100                  3,703
Chelsea Property Group (REIT)                         100                  3,345
Chittenden                                            200                  5,796
Commercial Federal                                    100                  2,900
Community First Bankshares                            100                  2,607
Cousins Properties (REIT)                             250                  6,190
Cullen/Frost Bankers                                   50                  1,797
Dime Community Bancshares                             150                  3,403
Doral Financial                                       150                  5,008
East West Bancorp                                     150                  5,178
Federal Realty Investment Trust (REIT)                150                  4,156
Greater Bay Bancorp                                   200                  6,152
Hilb, Rogal & Hamilton                                100                  4,525
Hudson United Bancorp                                 250                  7,140
Independence Community Bank                           150                  4,309
IndyMac Bancorp*                                      200                  4,536
Jefferies Group                                        50                  2,105
Macerich (REIT)                                       150                  4,650
Manufactured Home Communities (REIT)                   50                  1,755
New York Community Bancorp                            100                  2,710
Ohio Casualty*                                        250                  5,225
Raymond James Financial                               150                  4,270
Shurgard Storage Centers (REIT)                       100                  3,470
Silicon Valley Bancshares*                            205                  5,404
SL Green Realty (REIT)*                               100                  3,565
Southwest Bancorp of Texas*                           300                 10,866
Staten Island Bancorp                                 300                  5,760
Texas Regional Bancshares, Cl A                        50                  2,433
UCBH Holdings                                         150                  5,702
United Bankshares                                     150                  4,397
Washington Real Estate Investment Trust (REIT)        100                  2,890
Wintrust Financial                                    200                  6,914
                                                                        --------
                                                                         167,026
                                                                        --------
HEALTH CARE - 11.4%
Accredo Health*                                       150                  6,921
Alkermes*                                             150                  2,496
AMN Healthcare Services*                              150                  5,251
AmSurg, Cl A*                                         200                  5,252
Apria Healthcare Group*                               250                  5,600
Computer Programs & Systems*                          200                  4,306
Covance*                                              300                  5,625
CTI Molecular Imaging*                                250                  5,735
Enzon*                                                250                  6,153
First Horizon Pharmaceutical*                         250                  5,173
Haemonetics*                                          150                  4,380
IDEXX Laboratories*                                   150                  3,869
LifePoint Hospitals*                                  200                  7,262
MedCath*                                              350                  5,985
Medical Staffing Network Holdings*                    100                  2,450

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      25)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Ocular Sciences*                                      300             $    7,950
Pharmaceutical Resources*                             200                  5,556
Priority Healthcare, Cl B*                            150                  3,525
Protein Design Labs*                                  600                  6,516
Province Healthcare*                                  300                  6,745
Renal Care Group*                                     150                  4,673
Respironics*                                          150                  5,108
SangStat Medical*                                     200                  4,596
Scios*                                                250                  7,653
STERIS*                                               200                  3,822
Tanox*                                                200                  2,166
Techne*                                               250                  7,055
Therasense*                                           350                  6,465
Wright Medical Group*                                 300                  6,048
Zoll Medical*                                          60                  1,952
                                                                      ----------
                                                                         156,288
                                                                      ----------
INDUSTRIALS - 11.6%
Airgas*                                               250                  4,453
A.O. Smith                                            250                  7,803
Administaff*                                          300                  3,000
Aeroflex*                                             600                  4,170
AMETEK                                                100                  3,725
Armor Holdings*                                       250                  6,375
Career Education*                                     200                  9,000
Coinstar*                                             100                  2,445
CoorsTek*                                             200                  6,182
Corinthian Colleges*                                  200                  6,778
Corporate Executive Board*                            150                  5,138
Flowserve*                                            150                  4,470
Forward Air*                                          200                  6,556
Headwaters*                                           500                  7,875
Heartland Express*                                    336                  8,040
Insituform Technologies, Cl A*                        150                  3,177
ITT Educational Services*                             250                  5,450
J.B. Hunt Transport Services*                         300                  8,856
Kroll*                                                 50                  1,049
Moore*                                                500                  5,740
Pacer International*                                  350                  6,034
Paxar*                                                150                  2,632
PRG-Schultz International                             350                  4,309
Regal-Beloit                                          200                  4,862
Stericycle*                                           300                 10,623
SureBeam*                                             700                  3,822
Terex*                                                200                  4,498
United Defense Industries*                            100                  2,300
Veridian*                                             200                  4,540
Waste Connections*                                    150                  4,686
                                                                      ----------
                                                                         158,588
                                                                      ----------
INFORMATION TECHNOLOGY - 17.4%
02micro International*                                650                  6,728
Activision*                                           150                  4,359
Asyst Technologies*                                   250                  5,088
Avocent*                                              250                  3,980
Axcelis Technologies*                                 100                  1,130
Benchmark Electronics*                                150                  4,350
Black Box*                                            100                  4,073
Borland Software*                                     400                  4,120
Brook-Pri Automation*                                 150                  3,834
Cabot Microelectronics*                               100                  4,316
Caci International, Cl A*                             200                  7,638
Carreker*                                             350                  3,962

SMALL CAP GROWTH PORTFOLIO (CONTINUED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
Centillium Communications*                            850             $    7,412
ChipPAC, Cl A*                                        850                  5,253
Digital Insight*                                      300                  4,935
Documentum*                                           250                  3,000
Entegris*                                             200                  2,920
ESS Technology*                                       150                  2,631
FLIR Systems*                                         150                  6,296
Forrester Research*                                   200                  3,880
Identix*                                              403                  2,942
Informatica*                                          600                  4,254
Integrated Circuit Systems*                           250                  5,048
InterCept*                                            100                  2,072
Internet Security Systems*                            300                  3,936
JDA Software Group*                                   100                  2,826
Kopin*                                                400                  2,640
Kronos*                                                50                  1,524
LTX*                                                  250                  3,570
Macromedia*                                           200                  1,774
Macrovision*                                          200                  2,658
ManTech International*                                150                  3,599
McDATA, Cl A*                                         300                  2,643
Mentor Graphics*                                      250                  3,555
Microtune*                                            950                  8,465
NetIQ*                                                100                  2,263
NMS Communications*                                    50                    122
Oak Technology*                                       750                  3,398
Photon Dynamics*                                      100                  3,000
Plantronics*                                          150                  2,852
Power Integration*                                    250                  4,475
ProQuest*                                             250                  8,875
Quest Software*                                       300                  4,359
Retek*                                                150                  3,645
Roper Industries                                      100                  3,730
Rudolph Technologies*                                 200                  4,986
S1*                                                   300                  2,217
SanDisk*                                              150                  1,860
Secure Computing*                                     350                  2,643
Silicon Image*                                        700                  4,284
Silicon Storage Technology*                           600                  4,680
SRA International, Cl A*                              200                  5,396
Take-Two Interactive Software*                        300                  6,177
Technitrol                                            150                  3,495
THQ*                                                  200                  5,964
Titan*                                                400                  7,316
TriQuint Semiconductor*                               200                  1,282
Varian Semiconductor Equipment Associates*            150                  5,090
webMethods*                                           600                  5,940
                                                                      ----------
                                                                         239,460
                                                                      ----------
MATERIALS - 2.4%
Crown Cork & Seal*                                    900                  6,165
Liquidmetal Technologies*                             450                  5,220
Olin                                                  250                  5,538
OM Group                                              115                  7,130
RPM                                                   250                  3,813
Spartech                                              200                  5,446
                                                                      ----------
                                                                          33,312
                                                                      ----------
TELECOMMUNICATION SERVICES - 0.4%
Commonwealth Telephone Enterprises*                   150                  6,036
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,129,180)                                  1,117,973
                                                                      ----------

The accompanying notes are an integral part of the financial statements.

(26      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

SMALL CAP GROWTH PORTFOLIO (CONCLUDED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
RELATED PARTY MONEY MARKET FUND - 12.1%
First American Prime Obligations Fund (A)         166,502             $  166,502
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND (Cost $166,502)                    166,502
                                                                      ----------
TOTAL INVESTMENTS - 93.5% (Cost $1,295,682)                            1,284,475
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - 6.5%                                  89,455
                                                                      ----------
TOTAL NET ASSETS - 100.0%                                             $1,373,930
                                                                      ----------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

Cl - Class

REIT - Real Estate Investment Trust

TECHNOLOGY PORTFOLIO

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
COMMON STOCKS - 92.5%
COMMERCIAL SERVICES & SUPPLIES - 2.2%
First Data                                            350                $13,020
Fiserv*                                               350                 12,848
                                                                         -------
                                                                          25,868
                                                                         -------
COMMUNICATIONS EQUIPMENT - 11.1%
Brocade Communications Systems*                       650                 11,362
Cisco Systems*                                      1,060                 14,787
Computer Network Technology*                        1,750                 10,727
Emulex*                                               460                 10,355
Motorola                                            1,050                 15,141
NetScreen Technologies*                               600                  5,508
Nokia, ADR, Cl A                                      840                 12,163
Powerwave Technologies*                             1,200                 10,992
QUALCOMM*                                             410                 11,271
Stratos Lightwave*                                  1,081                  1,730
Tekelec*                                            1,150                  9,234
UTStarcom*                                            650                 13,110
Wire One Technologies*                              2,221                  4,442
                                                                         -------
                                                                         130,822
                                                                         -------
COMPUTERS & PERIPHERALS - 10.3%
Apple Computer*                                       800                 14,176
Dell Computer*                                      1,380                 36,073
EMC*                                                  800                  6,040
Hewlett-Packard                                     2,019                 30,850
International Business Machines                       150                 10,800
Overland Data*                                      1,300                 21,424
Synaptics                                             250                  1,885
                                                                         -------
                                                                         121,248
                                                                         -------
DIVERSIFIED TELECOMMUNICATIONS SERVICES - 2.3%
CenturyTel                                            500                 14,750
Commonwealth Telephone Enterprises*                   300                 12,072
                                                                         -------
                                                                          26,822
                                                                         -------
ELECTRONIC EQUIPMENT & INSTRUMENTS - 9.2%
Aeroflex*                                           1,350                  9,382
Agilent Technologies*                                 500                 11,825
Au Optronics, ADR*                                    400                  3,324
Benchmark Electronics*                                550                 15,950
Celestica*                                            500                 11,355
Jabil Circuit*                                        700                 14,777
LeCroy*                                               900                 10,710
Newport                                               700                 10,962
Photon Dynamics*                                      400                 12,000
Sanmina-SCI*                                          350                  2,208
Solectron*                                            900                  5,535
                                                                         -------
                                                                         108,028
                                                                         -------
HEALTH CARE EQUIPMENT & SUPPLIES - 4.5%
Beckman Coulter                                       300                 14,970
Edwards Lifesciences*                                 250                  5,800
Given Imaging*                                      1,300                 15,600
Zimmer Holdings*                                      450                 16,047
                                                                         -------
                                                                          52,417
                                                                         -------
HEALTH CARE PROVIDERS & SERVICES - 2.3%
Covance*                                              850                 15,937
LifePoint Hospitals*                                  300                 10,893
                                                                         -------
                                                                          26,830
                                                                         -------
INTERNET & CATALOG RETAILING - 1.0%
USA Interactive*                                      500                 11,725
                                                                         -------

             FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002      27)

SCHEDULE OF INVESTMENTS June 30, 2002 (Unaudited)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES - 0.9%
Altiris*                                              250             $    1,298
DoubleClick*                                        1,300                  9,646
                                                                      ----------
                                                                          10,944
                                                                      ----------
IT CONSULTING & SERVICES - 2.7%
Affiliated Computer Services, Cl A*                   350                 16,618
Infosys Technologies                                  300                 15,360
                                                                      ----------
                                                                          31,978
                                                                      ----------
MEDIA - 1.5%
AOL Time Warner*                                      750                 11,032
Clear Channel Communications*                         200                  6,195
                                                                      ----------
                                                                          17,227
                                                                      ----------
PHARMACEUTICALS & BIOTECHNOLOGY - 1.9%
Cephalon*                                             250                 11,300
King Pharmaceuticals*                                 500                 11,125
                                                                      ----------
                                                                          22,425
                                                                      ----------
SEMICONDUCTOR EQUIPMENT & PRODUCTS - 26.8%
Agere Systems, Cl A*                                3,850                  5,390
Amkor Technology                                    1,100                  6,842
Analog Devices*                                       450                 13,365
Applied Materials*                                    830                 15,787
ASML Holding*                                         750                 11,340
Atmel*                                              1,950                 12,207
ChipPAC, Cl A*                                      2,550                 15,759
Integrated Device Technology*                         290                  5,261
Intel                                                 530                  9,683
KLA-Tencor*                                            50                  2,200
Lam Research*                                         700                 12,586
Linear Technology                                     350                 11,001
LogicVision*                                        1,900                 10,165
Micron Technology*                                    970                 19,613
Microtune*                                          1,100                  9,801
Monolithic System Technology*                       1,100                 12,243
Novellus Systems*                                     360                 12,240
OmniVision Technologies*                            1,050                 15,068
PDF Solutions*                                      1,150                  8,407
QLogic*                                               350                 13,335
RF Micro Devices*                                     950                  7,239
Semtech*                                              100                  2,670
Silicon Storage Technology*                         1,700                 13,260
Taiwan Semiconductor Manufacturing, ADR*            2,344                 30,473
Texas Instruments                                     882                 20,903
United Microelectronics*                            2,430                 17,861
                                                                      ----------
                                                                         314,699
                                                                      ----------
SOFTWARE - 15.8%
Adobe Systems                                         500                 14,250
Aspen Technology*                                     500                  4,170
Cadence Design Systems*                               700                 11,284
Informatica*                                        1,700                 12,053
J.D. Edwards & Company*                             1,650                 20,048
Lawson Software*                                    2,300                 13,271
Moldflow*                                           1,350                 10,638
NetIQ*                                                650                 14,710
NetScout Systems*                                   1,050                  7,161
Rational Software*                                  1,040                  8,538
ScanSoft*                                           1,700                 12,580
Take-Two Interactive Software*                        950                 19,561

TECHNOLOGY PORTFOLIO (CONCLUDED)

DESCRIPTION                                        SHARES                  VALUE
--------------------------------------------------------------------------------
THQ*                                                  340             $   10,095
VERITAS Software*                                   1,290                 25,529
                                                                      ----------
                                                                         183,888
                                                                      ----------
TOTAL COMMON STOCKS (Cost $1,266,459)
                                                                       1,084,921
                                                                      ----------
RELATED PARTY MONEY MARKET FUND - 5.1%
First American Prime Obligations Fund (A)          60,165                 60,165
                                                                      ----------
TOTAL RELATED PARTY MONEY MARKET FUND (Cost $60,165)
                                                                          60,165
                                                                      ----------
TOTAL INVESTMENTS - 97.6%
   (Cost $1,326,624)                                                   1,145,086
                                                                      ----------
OTHER ASSETS AND LIABILITIES, NET - 2.4%
                                                                          28,513
                                                                      ----------
TOTAL NET ASSETS - 100.0%
                                                                      $1,173,599
                                                                      ----------

*Non-income producing security

(A) This money market fund is advised by U.S. Bancorp Asset Management, Inc., which also serves as advisor for this Portfolio. See also the notes to the financial statements.

ADR - American Depositary Receipt

Cl - Class

The accompanying notes are an integral part of the financial statements.

(28      FIRST AMERICAN INSURANCE PORTFOLIOS SEMIANNUAL REPORT 2002

[LOGO] FIRST AMERICAN FUNDS(TM)



DIRECT FUND CORRESPONDENCE TO:

FIRST AMERICAN FUNDS
P.O. Box 1330
Minneapolis, MN 55440-1330

This report and the financial statements contained herein are submitted for the general information of the shareholders of the corporation and are not intended to be a forecast of future events, a guarantee of future results, nor investment advice. Further, there is no assurance that certain securities will remain in or out of each portfolio.

For a prospectus containing more information on First American Insurance Portfolios, including investment policies, fees, and expenses, please contact your participating insurance company.


INVESTMENT ADVISOR AND ADMINISTRATOR
     U.S. BANCORP ASSET MANAGEMENT, INC.,
     A SUBSIDIARY OF U.S. BANK NATIONAL ASSOCIATION
     800 Nicollet Mall
     Minneapolis, Minnesota 55402

CUSTODIAN
     U.S. BANK NATIONAL ASSOCIATION
     415 Walnut Street
     Cincinnati, Ohio 45202

INDEPENDENT AUDITORS
     ERNST & YOUNG LLP
     220 South Sixth Street
     Suite 1400
     Minneapolis, Minnesota 55402

FUND COUNSEL
     DORSEY & WHITNEY LLP
     50 South Sixth Street
     Minneapolis, Minnesota 55402